                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

                                 SMITH BARNEY
                             GOVERNMENT SECURITIES
                                     Fund

                                                              CLASSIC SERIES

                                                              SEMI-ANNUAL REPORT

                                                              JUNE 30, 2000

                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

[PHOTO]

HEATH B. MCLENDON

Chairman

Dear Shareholder:

For years, individuals and their families and businesses have looked to the investment professionals of SSB Citi Fund Management LLC for thoughtful insights and advice. For some, the solution has been a long-term investment strategy, incorporating multiple stock and bond mutual funds. Others have invested with specific portfolio managers who are recognized and respected for their insights and record.

In our opinion, the lessons of the past may be used to better understand the challenges and opportunities of the future. We believe SSB Citi Fund Management LLC represents extensive asset management expertise. We also believe that expertise is achieved through the intelligent application of knowledge and experience. Our portfolio managers have managed portfolios across markets and cycles.

Whatever your investment objective may be, we believe that following a disciplined investment plan is of paramount importance in these uncertain times. We encourage you to work closely with your financial professional to map out an investment plan that fits in with your objectives -- be it retirement, estate planning or educational needs.

When you invest with SSB Citi Fund Management LLC, you can do so with the confidence that your interests come first, your investment success is paramount, and that the ultimate in resources is being committed to your financial future. Thank you for investing with us.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman


July 23, 2000

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                       1

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]

JAMES E. CONROY

Vice President and
Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Government Securities Fund ("Portfolio") for the period ended June 30, 2000. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy.1 A more detailed summary of performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update
For the six months ended June 30, 2000, the Portfolio's Class A shares, without and with sales charges, returned 3.89% and a negative 0.75%, respectively. In comparison, the peer group average for general U.S. government funds posted a return of 3.95% for the same period according to Lipper Inc. ("Lipper"). (Lipper is an independent fund-tracking organization. The Portfolio's calculation of the Lipper peer group average includes the reinvestment of all capital gains and dividends without the effects of sales charges.) Also, the Lehman Brothers Government Bond Index ("Lehman Index")2 returned 4.18% for the same period. In addition, during the past six months, the Portfolio distributed income dividends totaling $0.27 per Class A share. For additional performance information please refer to pages six through eight.

The continued strength of the U.S. stock markets and the inverted yield curve has made investing in bonds challenging. (The yield curve is a graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities. An inverted yield curve illustrates an occurrence when shorter-term bonds have higher yields than longer-term bonds.) However,it is our belief that the Federal Reserve Board's ("Fed") actions may ultimately slow economic conditions and make bonds more appealing to many investors over time. Additionally, we think that long-term rates may possibly decline by the end of the year.

----------
1 The information provided represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolio.

2 The Lehman Index is a broad-based unmanaged index of all U.S. government obligations. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------
2                                      2000 Semi-Annual Report to Shareholders

Market Update and Outlook
In our view, the issues that significantly impacted the performance of the bond market during the period were:

     . The increase in interest rates by the Fed;
     . The U.S. Treasury's buyback program;
     . Reduced mutual fund inflows; and
     . Investor concerns regarding credit quality, the extreme levels of market volatility and illiquidity.

The Fed raised interest rates three times for a total of 75 basis points3 during the reporting period. In addition, the plan by the U.S. Treasury to buy back more than $30 billion of its long-term debt obligations has led to reduced supply in the market. As such, the price of longer-term bonds increased in relation to their shorter-term counterparts, as reflected by an inverted yield curve. Instead of a "normal" yield curve, with yields rising steadily along with the maturity of Treasury bonds, the highest yields were for shorter-term bonds.

Investment Strategy & Portfolio Update4
The Portfolio seeks high current return and invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself. (Please note that the Portfolio's shares are not guaranteed by the U.S. government or its agencies.)

During the period, the Portfolio's income orientation helped returns somewhat due to our emphasis on mortgage-backed securities. We employed this strategy in an attempt to mirror the 5-10 year U.S. Treasury benchmark. In addition, we have maintained a duration of 4.5 to 6.5 years in the Portfolio during the period.

Our investment strategy has also included slowly buying U.S. Treasuries and extending maturities as interest rates have continued to rise during the period. In our view, we have probably seen the highs in yields over the near-term. Our investment strategy in the coming months will be to increase our U.S. Treasury exposure and reduce our mortgage-backed securities holdings as we believe rates will continue to decline.

----------
3    A basis point is 0.01% or one one-hundredth of a percent.

4 Please note that the Portfolio's holdings are subject to change and any discussion of holdings is as of June 30, 2000. Please refer to page 11 for a complete list and percentage breakdown of the Portfolio's holdings.

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                       3

We also avoided Federal Home Loan Mortgage Corporation ("Freddie Mac")5 obligations and Federal National Mortgage Association ("Fannie Mae")6 obligations during the period due to concerns regarding the future of federal guarantees. Both the U.S. Treasury and Congress have questioned the rates that these agencies receive versus corporations with similar balance sheets who for the most part are required to finance their activities at higher interest rates. These comments temporarily hurt the performance of Freddie Mac and Fannie Mae securities, but benefited Government National Mortgage Association ("Ginnie Mae")7 obligations. Many investors shifted their assets from Fannie Mae and Freddie Mac securities, which are indirect obligations of the U.S. government, to what they deemed to be the relative safe haven of Ginnie Mae securities, which are direct obligations of the U.S. government.

The Portfolio's holdings of securities in the 8% to 81/2% coupon range during the period were overweight versus its Lipper peer group. We believe that any future decrease in interest rates may only benefit the Lipper average on a short-term basis. As such, we are confident that our investment strategy should benefit the Portfolio in times of rising and decreasing interest rates. (Of course no guarantees can be given that our expectations will be met.)

As of June 30, 2000, the Portfolio's allocation was approximately 66% in mortgage-backed securities, 21% in U.S. government obligations and 13% in short-term instruments. And while no guarantees can be given, we believe our strategy should continue to benefit the Portfolio.

The chart below shows the yields from U.S. Treasuries during the period under review.

                          Yields from U.S. Treasuries

Interest Rates                               6/30/00                 12/31/99
--------------                               -------                 --------
2-year U.S. Treasury Notes                    6.36%                   6.23%
5-year U.S. Treasury Notes                    6.18                    6.34
10-year U.S. Treasury Bonds                   6.02                    6.43
30-year U.S. Treasury Bonds                   5.90                    6.48

----------
5 Freddie Mac obligations are securities offered by the Federal Home Loan Mortgage Corporation consisting of pooled mortgages backed by federal guarantees.

6 Fannie Mae obligations are securities offered by the Federal National Mortgage Association consisting of mortgages backed by the Federal Housing Administration and some non- governmentally backed mortgages.

7 Ginnie Mae obligations are securities backed by a pool of mortgages and guaranteed by the Government National Mortgage Association which passes through to investors the interest and principal payments to the bank or savings and loan that originated their mortgage.

--------------------------------------------------------------------------------
4                                      2000 Semi-Annual Report to Shareholders

Thank you for investing in the Smith Barney Government Securities Fund. We look forward to continuing to help you pursue your financial goals in the future.

Sincerely,

/s/ James E. Conroy

James E. Conroy
Vice President and
Investment Officer

July 23, 2000

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                       5

--------------------------------------------------------------------------------
Historical Performance - Class A Shares
--------------------------------------------------------------------------------

                      Net Asset Value
                     -----------------
                     Beginning  End of  Income   Capital Gain    Return    Total
Period Ended         of Period  Period Dividends Distributions of Capital Returns(1)
====================================================================================
6/30/00               $ 8.99   $ 9.07    $ 0.27    $ 0.00      $ 0.00       3.89%+
------------------------------------------------------------------------------------
12/31/99                9.97     8.99      0.49      0.00        0.00      (4.96)
------------------------------------------------------------------------------------
12/31/98                9.75     9.97      0.55      0.00        0.00       8.12
------------------------------------------------------------------------------------
12/31/97                9.34     9.75      0.60      0.00        0.00      11.23
------------------------------------------------------------------------------------
12/31/96                9.77     9.34      0.59      0.00        0.01       1.96
------------------------------------------------------------------------------------
12/31/95                9.17     9.77      0.69      0.00        0.00      14.50
------------------------------------------------------------------------------------
12/31/94               10.01     9.17      0.49      0.00        0.07      (2.76)
------------------------------------------------------------------------------------
12/31/93                9.69    10.01      0.72      0.00        0.00      10.87
------------------------------------------------------------------------------------
Inception* - 12/31/92   9.56     9.69      0.08      0.00        0.02       2.41+
====================================================================================
Total                                     $4.48     $0.00       $0.10
====================================================================================

------------------------------------------------------------------------------------
Historical Performance - Class B Shares

                      Net Asset Value
                     -----------------
                     Beginning  End of  Income   Capital Gain    Return    Total
Period Ended         of Period  Period Dividends Distributions of Capital Returns(1)
====================================================================================
6/30/00               $ 9.00   $ 9.08    $ 0.24    $ 0.00      $ 0.00       3.61%+
------------------------------------------------------------------------------------
12/31/99                9.97     9.00      0.45      0.00        0.00      (5.35)
------------------------------------------------------------------------------------
12/31/98                9.79     9.97      0.53      0.00        0.00       7.44
------------------------------------------------------------------------------------
12/31/97                9.3      9.79      0.57      0.00        0.00      10.82
------------------------------------------------------------------------------------
12/31/96                9.81     9.38      0.54      0.00        0.01       1.42
------------------------------------------------------------------------------------
12/31/95                9.17     9.81      0.60      0.00        0.00      13.87
------------------------------------------------------------------------------------
12/31/94               10.01     9.17      0.45      0.00        0.07      (3.25)
------------------------------------------------------------------------------------
12/31/93                9.68    10.01      0.67      0.00        0.00      10.45
------------------------------------------------------------------------------------
12/31/92                9.81     9.68      0.53      0.00        0.11       5.45
------------------------------------------------------------------------------------
12/31/91                9.11     9.81      0.63      0.00        0.08      16.28
------------------------------------------------------------------------------------
12/31/90                9.25     9.11      0.68      0.00        0.06       6.99
====================================================================================
Total                                    $ 5.89    $ 0.00      $ 0.33
====================================================================================

--------------------------------------------------------------------------------
6                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance - Class L Shares
--------------------------------------------------------------------------------

                              Net Asset Value
                           ---------------------
                           Beginning      End of       Income      Capital Gain     Return       Total
Period Ended               of Period      Period     Dividends     Distribution   of Capital   Returns(1)
==========================================================================================================
6/30/00                     $ 8.99       $ 9.08         $0.24         $0.00         $0.00        3.75%+
----------------------------------------------------------------------------------------------------------
12/31/99                      9.97         8.99          0.45          0.00          0.00       (5.41)
----------------------------------------------------------------------------------------------------------
12/31/98                      9.78         9.97          0.53          0.00          0.00        7.56
----------------------------------------------------------------------------------------------------------
12/31/97                      9.38         9.78          0.57          0.00          0.00       10.75
----------------------------------------------------------------------------------------------------------
12/31/96                      9.81         9.38          0.55          0.00          0.01        1.47
----------------------------------------------------------------------------------------------------------
12/31/95                      9.17         9.81          0.61          0.00          0.00       13.93
----------------------------------------------------------------------------------------------------------
12/31/94                     10.01         9.17          0.45          0.00          0.07       (3.25)
----------------------------------------------------------------------------------------------------------
Inception* - 12/31/93         9.90        10.01          0.61          0.00          0.00        7.36+
==========================================================================================================
Total                                                   $4.01         $0.00         $0.08
==========================================================================================================

--------------------------------------------------------------------------------
Historical Performance - Class Y Shares
--------------------------------------------------------------------------------

                              Net Asset Value
                            --------------------
                            Beginning    End of      Income    Capital Gain      Return        Total
Period Ended                of Period    Period    Dividends   Distribution    of Capital    Returns(1)
========================================================================================================
6/30/00                       $8.99      $9.07        $0.28       $0.00          $0.00         4.07%+
--------------------------------------------------------------------------------------------------------
12/31/99                       9.97       8.99         0.53        0.00           0.00        (4.61)
--------------------------------------------------------------------------------------------------------
12/31/98                       9.76       9.97         0.59        0.00           0.00         8.42
--------------------------------------------------------------------------------------------------------
12/31/97                       9.34       9.76         0.63        0.00           0.00        11.73
--------------------------------------------------------------------------------------------------------
Inception* - 12/31/96          9.71       9.34         0.56        0.00           0.01         2.30+
========================================================================================================
Total                                                 $2.59       $0.00          $0.01
========================================================================================================


--------------------------------------------------------------------------------
Historical Performance - Class Y Shares
--------------------------------------------------------------------------------

                           Net Asset Value
                         -------------------
                         Beginning    End of     Income      Capital Gain      Return        Total
Period Ended             of Period    Period    Dividends    Distribution    of Capital    Returns(1)
=====================================================================================================
6/30/00                    $8.99      $9.07      $0.28           $0.00          $0.00        4.07%
-----------------------------------------------------------------------------------------------------
Inception* - 12/31/99       9.97       8.99       0.53            0.00           0.00       (4.61)
=====================================================================================================
Total                                            $0.81           $0.00          $0.00
=====================================================================================================

It is the Portfolio's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                       7

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                          Without Sales Charges(1)
                             ---------------------------------------------------
                             Class A    Class B    Class L    Class Y    Class Z
================================================================================
Six Months Ended 6/30/00+     3.89%      3.61%      3.75%      4.07%      4.07%
--------------------------------------------------------------------------------
Year Ended 6/30/00            2.71       2.26       2.31       3.08       3.08
--------------------------------------------------------------------------------
Five Years Ended 6/30/00      5.08       4.55       4.60       N/A        N/A
--------------------------------------------------------------------------------
Ten Years Ended 6/30/00       N/A        6.40       N/A        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 6/30/00    5.73       7.27       4.72       4.82      (0.49)
================================================================================

                                          With Sales Charges(2)
                             ---------------------------------------------------
                             Class A    Class B    Class L    Class Y    Class Z
================================================================================
Six Months Ended 6/30/00+     (0.75)%    (0.89)%    1.72%      4.07%      4.07%
--------------------------------------------------------------------------------
Year Ended 6/30/00            (1.91)     (2.12)     0.37       3.08       3.08
--------------------------------------------------------------------------------
Five Years Ended 6/30/00       4.13       4.40      4.38        N/A        N/A
--------------------------------------------------------------------------------
Ten Years Ended 6/30/00       N/A         6.40       N/A        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 6/30/00     5.10       7.27      4.58       4.82      (0.49)
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 6/30/00)                            53.18%
--------------------------------------------------------------------------------
Class B (6/30/90 through 6/30/00)                               85.97
--------------------------------------------------------------------------------
Class L (Inception* through 6/30/00)                            40.75
--------------------------------------------------------------------------------
Class Y (Inception* through 6/30/00)                            23.02
--------------------------------------------------------------------------------
Class Z (Inception* through 6/30/00)                            (0.73)
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, L, Y and Z shares are November 6, 1992, March 20, 1984, February 4, 1993, February 7, 1996 and January 4, 1999, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                Growth of $10,000 Invested in Class B Shares of
                  the Smith Barney Government Securities Fund
                   vs. Lehman Brothers Government Bond Index
            and Lipper General U.S. Government Peer Group Average+
--------------------------------------------------------------------------------
                            June 1990 -- June 2000

                                    [GRAPH]

       Smith Barney     Lehman        Lipper
        Government     Brothers    General U.S.
        Securities    Government  Government Peer
           Fund       Bond Index   Group Average
 6/90     10,000        10,000        10,000
12/90     10,518        10,636        10,586
12/91     12,231        12,265        12,128
12/92     12,897        13,151        12,898
12/93     14,245        14,553        14,095
12/94     13,792        14,061        13,472
12/95     15,705        16,639        15,871
12/96     15,928        17,101        16,142
12/97     17,651        18,741        17,586
12/98     18,964        20,586        19,001
12/99     17,948        20,145        18,432
 6/00     18,597        20,987        19,160

+ Hypothetical illustration of $10,000 invested in Class B shares on June 30, 1990, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2000. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. Government and its agencies and has an average maturity of approximately nine years. The Lipper General U.S. Government Peer Group Average is composed of the Portfolio's peer group of 189 mutual funds investing in U.S. Government securities as of June 30, 2000. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                        9

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                   June 30, 2000
--------------------------------------------------------------------------------

Portfolio Breakdown

                                    [GRAPH]

66.0% Mortgage-Backed Securities

20.9% U.S. Government and Agency Obligations

13.1% Repurchase Agreement

U.S. Government and Agency Obligations are obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities and include such instruments as Treasury bills, notes and bonds.

Mortgage-Backed Securities are debt securities issued by the U.S. government agencies such as the Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Government National Mortgage Association (GNMA). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.

--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2000
--------------------------------------------------------------------------------
 FACE
AMOUNT             SECURITY                                            VALUE
================================================================================
U.S. GOVERNMENT OBLIGATIONS-- 20.9%
                   U.S. Treasury Strips:
$112,912,000       Zero coupon due 11/15/09                         $ 62,414,366
   7,000,000       Zero coupon due 11/15/18                            2,252,404
 195,800,000       Zero coupon due 2/15/19                            62,144,962
--------------------------------------------------------------------------------
                   TOTAL U.S. GOVERNMENT OBLIGATIONS
                   (Cost-- $125,853,770)                             126,811,732
================================================================================
MORTGAGE-BACKED SECURITIES -- 66.0%
       1,417       FNMA Ballon 7 Year, 6.000% due 8/1/04                   1,351
                   GNMA 30 Year:
  43,841,059       7.000% due 2/15/30*                                42,662,612
 122,490,578       7.500% due 3/15/30*                               121,685,816
 117,260,578       8.000% due 4/15/30*                               118,579,760
 116,216,361       8.500% due 5/15/30*                               119,157,798
--------------------------------------------------------------------------------
                   TOTAL MORTGAGE-BACKED SECURITIES
                   (Cost-- $399,332,600)                             402,087,337
================================================================================
                   SUB-TOTAL INVESTMENTS
                   (Cost-- $525,186,370)                             528,899,069
================================================================================
REPURCHASE AGREEMENT -- 13.1%
  79,951,000       Goldman, Sachs & Co., 6.450% due 7/3/00;
                   Proceeds at maturity-- $79,993,974; (Fully
                   collateralized by U.S. Treasury Bills, Notes
                   and Bonds, 0.000% to 12.000% due 8/15/00 to
                   11/15/28; Market value-- $81,550,083) (Cost--
                   $79,951,000)                                       79,951,000
================================================================================
                   TOTAL INVESTMENTS -- 100%
                   (Cost-- $605,137,370**)                          $608,850,069
================================================================================
* Date shown represents the last in range of maturity dates of mortgage certificates owned.
** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                       11

-------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                   June 30, 2000
-------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost-- $525,186,370)                      $528,899,069
  Repurchase agreement, at value (Cost-- $79,951,000)                79,951,000
  Cash                                                                      820
  Receivable for Fund shares sold                                       326,717
  Interest receivable                                                 2,641,634
-------------------------------------------------------------------------------
  Total Assets                                                      611,819,240
-------------------------------------------------------------------------------

LIABILITIES:
  Dividends payable                                                   3,157,307
  Investment advisory fees payable                                      177,469
  Distribution fees payable                                             168,496
  Administration fees payable                                           104,962
  Payable for Fund shares purchased                                      17,384
  Accrued expenses                                                      103,751
-------------------------------------------------------------------------------
  Total Liabilities                                                   3,729,369
-------------------------------------------------------------------------------
Total Net Assets                                                   $608,089,871
===============================================================================

NET ASSETS:
  Par value of capital shares                                      $     67,015
  Capital paid in excess of par value                               702,796,665
  Undistributed net investment income                                 1,495,903
  Accumulated net realized loss on security transactions and
  futures contracts                                                 (99,982,411)
  Net unrealized appreciation of investments                          3,712,699
-------------------------------------------------------------------------------
Total Net Assets                                                   $608,089,871
===============================================================================

Shares Outstanding:
  Class A                                                            29,755,824
  -----------------------------------------------------------------------------
  Class B                                                             5,538,032
  -----------------------------------------------------------------------------
  Class L                                                               706,781
  -----------------------------------------------------------------------------
  Class Y                                                            24,307,281
  -----------------------------------------------------------------------------
  Class Z                                                             6,707,126
  -----------------------------------------------------------------------------

Net Asset Value:
  Class A (and redemption price)                                   $       9.07
  -----------------------------------------------------------------------------
  Class B *                                                        $       9.08
  -----------------------------------------------------------------------------
  Class L **                                                       $       9.08
  -----------------------------------------------------------------------------
  Class Y (and redemption price)                                   $       9.07
  -----------------------------------------------------------------------------
  Class Z                                                          $       9.07
  -----------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value
  per share)                                                       $       9.50
  -----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
  per share)                                                       $       9.17
===============================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000
INVESTMENT INCOME:
  Interest                                                         $ 22,540,895
-------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)                                   1,081,076
  Administration fees (Note 2)                                          617,758
  Distribution fees (Note 2)                                            581,304
  Shareholder and system servicing fees                                 142,448
  Shareholder communications                                             28,919
  Registration fees                                                      25,392
  Custody                                                                19,480
  Directors' fees                                                        19,118
  Audit and legal                                                        18,502
  Other                                                                  10,980
-------------------------------------------------------------------------------
  Total Expenses                                                      2,544,977
-------------------------------------------------------------------------------
Net Investment Income                                                19,995,918
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 7):
  Realized Loss From:
     Security transactions (excluding short-term securities)        (18,231,019)
     Futures contracts                                               (2,894,658)
-------------------------------------------------------------------------------
  Net Realized Loss                                                 (21,125,677)
-------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
     Beginning of period                                            (21,369,922)
     End of period                                                    3,712,699
-------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                            25,082,621
-------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         3,956,944
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 23,952,862
===============================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                       13

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

                                                                2000           1999
=======================================================================================
OPERATIONS:
  Net investment income                                   $   19,995,918  $  35,900,829
  Net realized loss                                          (21,125,677)   (45,975,860)
  Increase (decrease) in net unrealized appreciation          25,082,621    (24,345,994)
---------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations           23,952,862    (34,421,025)
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (18,496,244)   (35,868,390)
  Capital                                                             --       (317,217)
---------------------------------------------------------------------------------------
  Decrease in Net Assets From
     Distributions to Shareholders                           (18,496,244)   (36,185,607)
---------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                            39,588,780    301,097,753
  Net asset value of shares issued for
     reinvestment of dividends                                 6,622,287     17,773,354
  Cost of shares reacquired                                  (80,490,088)  (246,720,222)
  Increase (Decrease) in Net Assets From
     Fund Share Transactions                                 (34,279,021)    72,150,885
---------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                            (28,822,403)     1,544,253

NET ASSETS:
  Beginning of period                                        636,912,274    635,368,021
---------------------------------------------------------------------------------------
  End of period*                                            $608,089,871   $636,912,274
---------------------------------------------------------------------------------------
* Includes undistributed (overdistributed)
     net investment income of:                              $  1,495,903   $     (3,771)
=======================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Government Securities Fund ("Portfolio"), a separate investment fund of Smith Barney Investment Funds Inc. ("Fund"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and nine other separate investment portfolios: Smith Barney Investment Grade Bond, Concert Peachtree Growth, Smith Barney Hansberger Global Value, Smith Barney Hansberger Global Small Cap Value, Smith Barney Small Cap Value, Smith Barney Premier Selections Large Cap, Smith Barney Premier Selections All Cap, Smith Barney Premier Selections Global Growth and Smith Barney Small Cap Growth Funds. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price was reported and U.S. government and government agency obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each portfolio and each class; management fees and general expenses are allocated on the basis of the relative net assets; (h) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets,liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                     15

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
2.  Investment Advisory Agreement, Administration Agreement and
    Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment advisor to the Portfolio. The Portfolio pays SSBC an advisory fee calculated at the following annual rates of average daily net assets: 0.35% up to $2 billion, 0.30% of the next $2 billion, 0.25% of the next $2 billion, 0.20% of the next $2 billion and then 0.15% of the remaining average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Portfolio's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the six months ended June 30, 2000, the Portfolio paid transfer agent fees of $132,204 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Portfolio's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------
For the six months ended June 30, 2000, CFBDS and SSB received sales charges of approximately $39,000 and $16,000 on sales of the Portfolio's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately $81,000 for Class B shares.

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended June 30, 2000, total Distribution Plan fees incurred were:

                                            Class A        Class B      Class L
================================================================================
Distribution Plan Fees                      $345,406       $213,858     $22,040
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $820,315,743
--------------------------------------------------------------------------------
Sales                                                               892,062,362
================================================================================

At June 30, 2000, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $5,106,344
Gross unrealized depreciation                                        (1,393,645)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $3,712,699
================================================================================


--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                     17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
4. Capital Loss Carryforward

At December 31, 1999, the Portfolio had, for Federal tax purposes, approximately $75,237,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                          2002           2003           2007
================================================================================
Capital Loss Carryforward               $31,677,000    $195,000      $43,365,000
================================================================================

5. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6. Reverse Repurchase Agreements

The Portfolio may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended June 30, 2000, the Portfolio did not enter into any reverse repurchase agreements.

--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------
7. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At June 30, 2000, the Portfolio had no open futures contracts.

8.  Options Contracts

Premiums paid when put or call options are purchased by the Portfolio represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At June 30, 2000, the Portfolio had no purchased call or put options.

When a Portfolio writes a covered call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                     19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended June 30, 2000, the Portfolio did not write any call or put option contracts.

9.  Securities Traded on a When-Issued or To-Be-Announced Basis

The Portfolio may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

At June 30, 2000, the Portfolio did not hold any TBA securities.

10.  Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations,and receives a lenders fee. Fees earned by the Portfolio on securities lending are recorded in interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2000, the Portfolio had no securities on loan.

--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
11. Capital Shares

At June 30, 2000, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At June 30, 2000, total paid-in capital amounted to the following for each class:

                           Class A           Class B        Class L        Class Y        Class Z
===================================================================================================
Total Paid-in Capital    $266,818,067      $130,438,050    $6,897,098    $231,025,675   $67,684,790
===================================================================================================

Transactions in shares of each class were as follows:

                                    Six Months Ended              Year Ended
                                      June 30, 2000            December 31, 1999*
                                 ------------------------   -------------------------
                                   Shares          Amount     Shares         Amount
Class A
=====================================================================================
Shares sold                      2,049,159    $  18,494,495  15,324,130  $146,350,103
Shares issued on reinvestment      493,005        4,439,945   1,182,742    11,108,585
Shares reacquired               (4,823,710)     (43,503,211)(19,332,917) (183,718,121)
-------------------------------------------------------------------------------------
Net Decrease                    (2,281,546)   $ (20,568,771) (2,826,045) $(26,259,433)
=====================================================================================
Class B
Shares sold                        325,205    $   2,924,783   1,937,860  $ 18,481,308
Shares issued on reinvestment       91,427          824,114     262,455     2,470,322
Shares reacquired               (2,209,363)     (19,910,463) (4,101,258)  (38,779,393)
-------------------------------------------------------------------------------------
Net Decrease                    (1,792,731)   $ (16,161,566) (1,900,943) $(17,827,763)
=====================================================================================
Class L
Shares sold                        184,676    $   1,660,137     807,944  $  7,650,700
Shares issued on reinvestment       11,818          106,504      23,595       220,776
Shares reacquired                 (224,685)      (2,017,607)   (539,025)   (5,015,694)
-------------------------------------------------------------------------------------
Net Increase (Decrease)            (28,191)   $    (250,966)    292,514  $  2,855,782
=====================================================================================
Class Y
Shares sold                      1,462,906    $  13,142,707   4,636,231  $ 43,975,335
Shares issued on reinvestment           82              737         --            --
Shares reacquired                 (855,114)      (7,720,238)   (110,644)   (1,031,573)
-------------------------------------------------------------------------------------
Net Increase                       607,874    $   5,423,206   4,525,587  $ 42,943,762
=====================================================================================
Class Z
Shares sold                        373,764    $   3,366,658   8,528,957  $ 84,640,307
Shares issued on reinvestment      139,423        1,250,987     423,085     3,973,671
Shares reacquired                 (816,914)      (7,338,569) (1,941,189)  (18,175,441)
-------------------------------------------------------------------------------------
Net Increase (Decrease)           (303,727)   $  (2,720,924)  7,010,853  $ 70,438,537
=====================================================================================

* For Class Z shares, transactions are for the period from January 4, 1999 (inception date) to December 31, 1999.

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                     21

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class A Shares              2000(1)(2)      1999(2)      1998(2)      1997         1996     1995(2)
====================================================================================================
Net Asset Value,
  Beginning of Period      $     8.99    $     9.97  $      9.75  $    9.34  $     9.77  $     9.17
----------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income          0.29          0.49         0.51       0.59        0.61        0.67
  Net realized and
   unrealized gain (loss)        0.06         (0.98)        0.26       0.42       (0.44)       0.62
----------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                0.35         (0.49)        0.77       1.01        0.17        1.29
----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income         (0.27)        (0.49)       (0.55)     (0.60)      (0.59)      (0.69)
  Capital                          --         (0.00)*         --         --       (0.01)         --
----------------------------------------------------------------------------------------------------
Total Distributions             (0.27)        (0.49)       (0.55)     (0.60)      (0.60)      (0.69)
----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period            $     9.07    $     8.99  $      9.97  $    9.75  $     9.34  $     9.77
----------------------------------------------------------------------------------------------------
Total Return                     3.89%++      (4.96)%       8.12%     11.23%       1.96%      14.50%
----------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)     $  269,993    $  288,133  $   347,622  $ 361,124  $  388,563  $  453,378
----------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Other expenses                 0.92%+        0.93%        0.92%      0.92%       0.93%       0.94%
  Interest expense                 --          0.01         0.08       0.85        0.84        0.43
  Net investment income          6.38+         5.21         5.15       6.24        6.16        6.70
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate           130%          161%         334%       274%        420%        294%
====================================================================================================

(1) For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
*   Amount represents less than $0.01 per share.
++  Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.



--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Hightlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class B Shares              2000(1)(2) 1999(2)  1998(2)  1997     1996      1995(2)
===================================================================================
Net Asset Value,
Beginning of Period         $9.00      $9.97    $9.79    $9.38    $9.81     $9.17
-----------------------------------------------------------------------------------
Income (Loss) From
Operations:
Net investment income        0.26       0.45     0.45     0.54     0.56      0.59
Net realized and
unrealized gain (loss)       0.06      (0.97)    0.26     0.44    (0.44)     0.65
-----------------------------------------------------------------------------------
Total Income (Loss)
From Operations              0.32      (0.52)    0.71     0.98     0.12      1.24
-----------------------------------------------------------------------------------
Less Distributions From:
Net investment income       (0.24)     (0.45)   (0.53)   (0.57)   (0.54)    (0.60)
Capital                        --      (0.00)*     --       --    (0.01)       --
-----------------------------------------------------------------------------------
Total Distributions         (0.24)     (0.45)   (0.53)   (0.57)   (0.55)    (0.60)
-----------------------------------------------------------------------------------
Net Asset Value,
End of Period               $9.08      $9.00    $9.97    $9.79    $9.38     $9.81
-----------------------------------------------------------------------------------
Total Return                 3.61%++   (5.35)%   7.44%   10.82%    1.42%    13.87%
-----------------------------------------------------------------------------------
Net Assets,
End of Period (000s)      $50,298    $65,989  $92,082 $101,273 $121,894  $158,459
-----------------------------------------------------------------------------------
Ratios to Average
Net Assets:
Other expenses               1.45%+     1.41%    1.43%    1.44%    1.45%     1.45%
Interest expense               --       0.01     0.08     0.85     0.84      0.43
Net investment income        5.84+      4.72     4.64     5.73     5.64      6.19
-----------------------------------------------------------------------------------
Portfolio Turnover Rate       130%       161%     334%     274%     420%      294%
===================================================================================

(1) For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
*   Amount represents less than $0.01 per share.
++  Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                     23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class L Shares               2000(1)(2)1999(2)   1998(2)  1997     1996      1995(2)
====================================================================================
Net Asset Value,
Beginning of Period          $8.99     $9.97     $9.78    $9.38    $9.81     $9.17
------------------------------------------------------------------------------------
Income (Loss) From
Operations:
Net investment income         0.26      0.46      0.45     0.54     0.57      0.60
Net realized and
unrealized gain (loss)        0.07     (0.99)     0.27     0.43    (0.44)     0.65
------------------------------------------------------------------------------------
Total Income (Loss)
From Operations               0.33     (0.53)     0.72     0.97     0.13      1.25
------------------------------------------------------------------------------------
Less Distributions From:
Net investment income        (0.24)    (0.45)    (0.53)   (0.57)   (0.55)    (0.61)
Capital                         --     (0.00)*      --       --    (0.01)       --
------------------------------------------------------------------------------------
Total Distributions          (0.24)    (0.45)    (0.53)   (0.57)   (0.56)    (0.61)
------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $9.08     $8.99     $9.97    $9.78    $9.38     $9.81
------------------------------------------------------------------------------------
Total Return                  3.75%++  (5.41)%    7.56%   10.75%   1.47%     13.93%
------------------------------------------------------------------------------------
Net Assets,
End of Period (000s)        $6,414    $6,611    $4,411   $2,311  $1,443     $1,039
------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
Other expenses                1.41%+    1.39%     1.40%    1.39%   1.38%      1.37%
Interest expense                --      0.01      0.08     0.85    0.84       0.43
Net investment income         5.89+     4.77      4.63     5.70    5.71       6.27
------------------------------------------------------------------------------------
Portfolio Turnover Rate        130%      161%      334%     274%    420%       294%
====================================================================================

(1) For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
*   Amount represents less than $0.01 per share.
++  Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class Y Shares                        2000(1)(2)1999(2)  1998(2)   1997     1996(3)
==================================================================================
Net Asset Value, Beginning of Period  $8.99     $9.97    $9.76    $9.34     $9.71
----------------------------------------------------------------------------------
Income (Loss) From Operations:
----------------------------------------------------------------------------------
Net investment income                  0.30      0.53     0.54     0.61      0.57
Net realized and unrealized gain       0.06     (0.98)    0.26     0.44     (0.37)
(loss)
----------------------------------------------------------------------------------
Total Income (Loss) From Operations    0.36     (0.45)    0.80     1.05      0.20
----------------------------------------------------------------------------------
Less Distributions From:
Net investment income                 (0.28)    (0.53)   (0.59)   (0.63)    (0.56)
Capital                                  --     (0.00)*     --       --     (0.01)
----------------------------------------------------------------------------------
Total Distributions                   (0.28)    (0.53)   (0.59)   (0.63)    (0.57)
----------------------------------------------------------------------------------
Net Asset Value, End of Period        $9.07     $8.99    $9.97    $9.76     $9.34
----------------------------------------------------------------------------------
Total Return                           4.07%++  (4.61)%   8.42%   11.73%     2.30%++
----------------------------------------------------------------------------------
Net Assets, End of Period (000s)   $220,572  $213,170 $191,253 $109,909   $39,667
----------------------------------------------------------------------------------
Ratios to Average Net Assets:
Other expenses                         0.58%+    0.59%    0.59%    0.58%     0.44%+
Interest expense                         --      0.01     0.08     0.85      0.84+
Net investment income                  6.72+     5.57     5.43     6.46      6.49+
----------------------------------------------------------------------------------
Portfolio Turnover Rate                 130%      161%     334%     274%      420%
==================================================================================

Class Z Shares                        2000(1)(2)1999(2)(4)
==================================================================================

Net Asset Value, Beginning of Period  $8.99     $9.97
----------------------------------------------------------------------------------
Income (Loss) From Operations:
Net investment income                  0.30      0.52
Net realized and unrealized gain       0.06     (0.97)
(loss)
----------------------------------------------------------------------------------
Total Income (Loss) From Operations    0.36     (0.45)
----------------------------------------------------------------------------------
Less Distributions From:
Net investment income                 (0.28)    (0.53)
Capital                                  --     (0.00)*
----------------------------------------------------------------------------------
Total Distributions                   (0.28)    (0.53)
----------------------------------------------------------------------------------
Net Asset Value, End of Period        $9.07     $8.99
----------------------------------------------------------------------------------
Total Return++                         4.07%    (4.61)%
----------------------------------------------------------------------------------
Net Assets, End of Period (000s)    $60,813   $63,009
----------------------------------------------------------------------------------
Ratios to Average Net Assets+:
Other expenses                         0.59%     0.63%
Interest expense                         --      0.01
Net investment income                  6.71      5.53
----------------------------------------------------------------------------------
Portfolio Turnover Rate                 130%      161%
==================================================================================

(1) For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from February 7, 1996 (inception date) to December 31, 1996.
(4) For the period from January 4, 1999 (inception date) to December 31, 1999.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney Government Securities Fund                                     25

[LOGO OF SALOMON SMITH BARNEY]

Directors
Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank J. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

James E. Conroy
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Advisor
SSB Citi Fund Management LLC

Distributor
Salomon Smith Barney Inc.

Custodian
PFPC Trust Company

Transfer Agent
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York,  New York 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699



This report is submitted for the general information of the shareholders of Smith Barney Investment Funds -- Smith Barney Government Securities Fund. But it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Portfolio. If used as sales material after September 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.




Salomon Smith Barney is a service mark
of Salomon Smith Barney Inc.

Smith Barney
Government Securities Fund
388 Greenwich Street, MF-2
New York,  New York 10013

www.smithbarney.com/mutualfunds


FD0408 8/00

                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

CONCERT
  PEACHTREE
    GROWTH Fund

                                                         CLASSIC INVESTOR SERIES

                                                         SEMI-ANNUAL REPORT

                                                         JUNE 30, 2000




                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]
                Your Serious Money. Professionaly Managed(SM).

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Concert Peachtree
Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Concert Peachtree Growth Fund seeks capital appreciation through investments in securities believed to have above-average potential for capital appreciation.

Concert Peachtree Growth Fund
Average Annual Total Returns
June 30, 2000

                                           Without Sales Charges(1)
                                ------------------------------------------------
                                Class A(2)        Class B(2)        Class L
================================================================================
Six Months+                       (0.24)%           (0.57)%           (0.63)%
--------------------------------------------------------------------------------
One-Year                          13.10             12.22             11.85
--------------------------------------------------------------------------------
Since Inception++                 16.95             16.06             15.23
================================================================================

                                            With Sales Charges(3)
                                ------------------------------------------------
                                Class A(2)         Class B(2)        Class L
--------------------------------------------------------------------------------
Six Months+                       (5.25)%           (5.42)%           (2.59)%
--------------------------------------------------------------------------------
One-Year                           7.43              7.27              9.78
--------------------------------------------------------------------------------
Since Inception++                 15.76             15.95             14.99
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Performance calculations include the historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust, which was the predecessor fund, for the period from May 3, 1994 through June 30, 1995.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00% respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

 + Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception date for Class A and B shares is July 3, 1995. Inception date for Class L shares is August 8, 1995.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

Strict adherence to our approach of investing in companies with positive earnings characteristics and reasonable stock valuations continued to drive the Fund's performance results during the period. In addition, sticking to our investment philosophy of being fully invested enabled the Fund to capture higher returns from stocks versus the yields from either bonds or cash equivalents.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

               Class A              CPGFA
               Class B              CPGFB
               Class L              CPGFL


--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

A Message from the Chairman ...............................................    1

Shareholder Letter ........................................................    2

Historical Performance ....................................................    4

Concert Peachtree Growth Fund at a Glance .................................    6

Schedule of Investments ...................................................    7

Statement of Assets and Liabilities .......................................   10

Statement of Operations ...................................................   11

Statements of Changes in Net Assets .......................................   12

Notes to Financial Statements .............................................   13

Financial Highlights ......................................................   18

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

For years, individuals and their families and businesses have considered the investment professionals of SSB Citi Fund Management LLC for market insight and advice. For some, the solution has been a long-term investment strategy, incorporating multiple stock and bond mutual funds. Others have invested with specific portfolio managers who are recognized and respected for their insights and track records.


[PHOTO]

HEATH B.
MCLENDON

Chairman

We believe that SSB Citi Fund Management LLC represent unparalleled asset management experience. We also believe that expertise is achieved through the intelligent application of knowledge and experience. Our experienced portfolio managers have managed portfolios across markets and cycles. Whatever your investment objective may be, we think that following a disciplined investment plan is of paramount importance in these uncertain times. We encourage you to work closely with your Salomon Smith Barney Financial Professional to map out an investment plan that fits in with your objectives -- be it retirement, estate planning or educational needs.

When you invest with SSB Citi Fund Management LLC, you can do so with the knowledge that our resources are being committed to your financial future and that your investment success is our goal as well. Thank you for investing with us.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman


July 23, 2000



--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 1

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the semi-annual report for Concert Peachtree Growth Fund ("Fund") for the period ended June 30, 2000. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. The information herein represents the opinion of the manager and is not intended to be a forecast of future results. Further, there is no assurance that certain securities will remain in or out of the portfolio. We hope you find this report to be useful and informative.


[PHOTO]

DENNIS A.
JOHNSON, CFA

President and
Chief Investment Officer
Peachtree Asset
Management

Performance Update

For the six months ended June 30, 2000, the Fund's Class A shares reported negative total returns of 5.25% and 0.24%, with and without sales charges, respectively. In comparison, the Standard & Poor's 500 Index ("S&P 500") returned negative 0.43% and the Russell 1000 Growth Index returned 4.23% for the same period.1

Investment Strategy and Portfolio Update

In our inaugural report to shareholders two years ago, we stated that we are active managers. We have specific criteria that we look for in every company that we invest in. As long as a particular holding meets our criteria, it will remain in the Fund's portfolio. When that criteria is no longer met, the security is sold and replaced with one that meets our strict parameters.

We are also bottom-up2 managers who strive to remain fully invested at all times. We seek to identify companies that we believe may provide the best returns to our shareholders over time, while at the same time trying to help minimize risk.

Strict adherence to our approach of investing in companies with positive earnings characteristics and reasonable stock valuations continued to influence the Fund's performance results during the period.

Market and Portfolio Outlook3

The first six months of this year can be characterized as two periods. For the first three months, your Fund was appreciating more rapidly than the market. Such performance was the result of favorable stock selection and emphasizing sectors of the market that were performing well. Specifically, our investments in technology stocks like LSI Logic, Apple Computer and Applied Material performed well. In the telecommunications sector, Nextel was a positive performer. Also, our investments in healthcare stocks were rewarded with favorable performance results.

The period April through June can best be described as one when your Fund was not holding up well in a declining market, specifically during the month of May. Most stocks in the portfolio contributed to the decline during the period, regardless of the area of the market each stock was associated with.

The net result is that both the portfolio and the market experienced a considerable amount of volatility, but basically did not perform well for the first

1 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. The Russell 1000 Growth Index contains those securities in the underlying indexes with higher price-to-book ratios and higher forecasted growth ratios. An investor cannot invest directly in an index.

2 Bottom-up approach investing is to search for outstanding performance of individual stocks before considering the impact of economic trends.

3 Please note the Fund's holdings are subject to change and any discussion of the holdings is as of June 30, 2000. Please refer to pages 7 through 9 for a complete list and percentage breakdown of the Fund's holdings.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders
six months of the year. The beginning of the year witnessed the lack of validity of Y2K concerns. It also was a period where economic activity and corporate profit growth was solid. The second quarter can be best described as a period where investors experienced elevated concerns about the impact of rising interest rates on the economy and corporate profits. It also contained considerable rotation within stock groups by investors, causing significant fluctuations in individual stock prices. While we do not disregard the negative impact rising interest rates may have on stock valuations, we think the directional bias for the market should be up for the remainder of the year.

Generally, the Fund invests in companies where business trends are good, current earnings characteristics and visibility are positive, and stock valuations are deemed to be reasonable. We expect these specific companies and those with similar traits to be rewarded with above-average results for the remainder of the year. We continue to find a reasonable number of companies with these characteristics to invest in. Many continue to be in technology, consumer cyclical, utility and capital goods sectors of the market. General Electric, Analog Devices, Pharmacia and Tyco International are examples of stocks that currently fit our criteria. We continue to evaluate and monitor companies in the financial, consumer staples and oil service sectors of the market for possible investment opportunities. Finally, attention to earnings and valuation risks deserves a premium in the current market environment. We seek to continue to sell aggressively those companies that violate our sell discipline for either fundamental or valuation reasons. This year, the market may be rewarding stock selection.

Thank you for your investment in the Concert Peachtree Growth Fund. We look forward to serving your investment needs in the future.

Respectfully submitted,


/s/ Dennis A. Johnson, CFA

Dennis A. Johnson, CFA
President and
Chief Investment Officer,
Peachtree Asset Management


July 23, 2000


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                  3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------


                                   Net Asset Value
                               ----------------------
                               Beginning       End          Income     Capital Gain     Total
Period Ended                   of Period    of Period     Dividends   Distributions   Returns(1)
================================================================================================
6/30/00                          $19.10       $18.60       $0.00         $0.45         (0.24)%+
------------------------------------------------------------------------------------------------
12/31/99                          17.71        19.10        0.00          2.09         19.88
------------------------------------------------------------------------------------------------
12/31/98                          13.41        17.71        0.00          0.13         33.13
------------------------------------------------------------------------------------------------
12/31/97                          13.80        13.41        0.00          1.07          5.18
------------------------------------------------------------------------------------------------
12/31/96                          14.31        13.80        0.11          2.26         13.96
------------------------------------------------------------------------------------------------
Inception* -- 12/31/95            13.36        14.31        0.02          0.93         14.61+
================================================================================================
   Total                                                   $0.13         $6.93
================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------


                                   Net Asset Value
                               ----------------------
                               Beginning       End          Income     Capital Gain     Total
Period Ended                   of Period    of Period     Dividends   Distributions   Returns(1)
================================================================================================
6/30/00                          $18.50       $17.94       $0.00         $0.45         (0.57)%+
------------------------------------------------------------------------------------------------
12/31/99                          17.35        18.50        0.00          2.09         18.88
------------------------------------------------------------------------------------------------
12/31/98                          13.24        17.35        0.00          0.13         32.11
------------------------------------------------------------------------------------------------
12/31/97                          13.74        13.24        0.00          1.07          4.40
------------------------------------------------------------------------------------------------
12/31/96                          14.27        13.74        0.02          2.26         13.12
------------------------------------------------------------------------------------------------
Inception* -- 12/31/95            13.36        14.27        0.00          0.93         14.15+
================================================================================================
   Total                                                   $0.02         $6.93
================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                   Net Asset Value
                               ----------------------
                               Beginning       End          Income     Capital Gain     Total
Period Ended                   of Period    of Period     Dividends   Distributions   Returns(1)
================================================================================================
6/30/00                          $18.54       $17.97       $0.00         $0.45         (0.63)%+
------------------------------------------------------------------------------------------------
12/31/99                          17.41        18.54        0.00          2.09         18.67
------------------------------------------------------------------------------------------------
12/31/98                          13.28        17.41        0.00          0.13         32.17
------------------------------------------------------------------------------------------------
12/31/97                          13.78        13.28        0.00          1.07          4.38
------------------------------------------------------------------------------------------------
12/31/96                          14.29        13.78        0.02          2.26         13.24
------------------------------------------------------------------------------------------------
Inception* -- 12/31/95            14.05        14.29        0.00          0.93          8.69+
================================================================================================
   Total                                                   $0.02         $6.93
================================================================================================




--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------


                                   Net Asset Value
                               ----------------------
                               Beginning       End          Income     Capital Gain     Total
Period Ended                   of Period    of Period     Dividends   Distributions   Returns(1)
================================================================================================
6/30/00                          $19.29       $18.83       $0.00         $0.45         (0.03)%+
------------------------------------------------------------------------------------------------
12/31/99                          17.79        19.29        0.00          2.09         20.41
------------------------------------------------------------------------------------------------
12/31/98                          13.42        17.79        0.00          0.13         33.62
------------------------------------------------------------------------------------------------
Inception*-- 12/31/97             14.86        13.42        0.00          1.07         (2.25)+
================================================================================================
   Total                                                   $0.00         $3.74
================================================================================================


It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------


                                                  Without Sales Charges(1)
                                   ---------------------------------------------------
                                   Class A(2)      Class B(2)    Class L      Class Y
======================================================================================
Six Months Ended 6/30/00+            (0.24)%         (0.57)%      (0.63)%      (0.03)%
--------------------------------------------------------------------------------------
Year Ended 6/30/00                   13.10           12.22        11.85        13.57
--------------------------------------------------------------------------------------
Inception* through 6/30/00           16.95           16.06        15.23        18.18
======================================================================================


                                                  With Sales Charges(3)
                                   ---------------------------------------------------
                                   Class A(2)      Class B(2)    Class L      Class Y
======================================================================================
Six Months Ended 6/30/00+            (5.25)%         (5.42)%      (2.59)%      (0.03)%
--------------------------------------------------------------------------------------
Year Ended 6/30/00                    7.43            7.27         9.78        13.57
--------------------------------------------------------------------------------------
Inception* through 6/30/00           15.76           15.95        14.99        18.18


--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                    Without Sales Charges(1)
================================================================================
Class A (May 3, 1994 through 6/30/00)(2)                    118.70%
--------------------------------------------------------------------------------
Class B (May 3, 1994 through 6/30/00)(2)                    110.51
--------------------------------------------------------------------------------
Class L (Inception* through 6/30/00)                        100.22
--------------------------------------------------------------------------------
Class Y (Inception* through 6/30/00)                         57.23
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Performance calculations for Class A and B shares include the historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust, which was the predecessor fund, for the period from May 3, 1994 through June 30, 1995.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and Class L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, L and Y shares are July 3, 1995, July 3, 1995, August 8, 1995 and October 15, 1997, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                  5

--------------------------------------------------------------------------------
Concert Peachtree Growth Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares and Class B Shares of the Concert Peachtree Growth Fund vs. Russell 1000 Growth Index and Russell 2000 Index+
--------------------------------------------------------------------------------
                              May 1994-- June 2000

                                     [GRAPH]

Concert Peachtree Growth Fund
-- Class A Shares

Concert Peachtree Growth Fund
-- Class B Shares

Russell 1000 Growth Index

Russell 2000 Index

             Concert Peachtree    Concert Peachtree   Russell 1000  Russell 2000
            Growth Fund\Class A  Growth Fund\Class B  Growth Index      Index

May 3, 1994        9,448                10,000           10,000         10,000
Dec 1994           9,552                 9,619           11,012         10,027
Dec 1995          12,506                12,744           15,106         12,880
Dec 1996          14,251                14,568           18,598         15,005
Dec 1997          14,990                15,322           24,268         18,361
Dec 1998          19,959                20,411           33,661         17,894
Dec 1999          23,926                24,384           44,822         21,696
June 30, 2000     23,868                24,244           46,718         22,356


+ Hypothetical illustration of $10,000 invested in Class A and B shares on May
  3, 1994 (inception of Common Sense II Aggressive Opportunity Fund of the Common Sense Trust ("Common Sense") which was the predecessor Fund), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares and reinvestment of dividends and capital gain, if any, at net asset value through June 30, 2000. (Performance calculations include the historical return information related to Common Sense for the period from May 3, 1994 through June 30, 1995). The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class A and B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification of Common Stock*
--------------------------------------------------------------------------------

                                     [GRAPH]

 3.8%    Aerospace/Defense

 5.1%    Broadcast/TV/Cable/Radio

 9.2%    Computer Software and Hardware

10.7%    Diversified Manufacturing

14.7%    Electronics/Semiconductor

 9.0%    Food

 9.0%    Healthcare

 5.1%    Internet

 4.3%    Machinery

 7.2%    Telecommunications

21.9%    Other

* As a percentage of total common stock.

Top Ten Holdings*
--------------------------------------------------------------------------------
 1. General Electric Co.                                                    5.2%
--------------------------------------------------------------------------------
 2. Quaker Oats Co.                                                         3.8
--------------------------------------------------------------------------------
 3. Analog Devices, Inc.                                                    3.6
--------------------------------------------------------------------------------
 4. Microsoft Corp.                                                         3.0
--------------------------------------------------------------------------------
 5. Bristol-Myers Squibb Co.                                                2.7
--------------------------------------------------------------------------------
 6. Integrated Device Technology, Inc.                                      2.6
--------------------------------------------------------------------------------
 7. Apple Computer, Inc.                                                    2.5
--------------------------------------------------------------------------------
 8. Sun Microsystems, Inc.                                                  2.5
--------------------------------------------------------------------------------
 9. CommScope, Inc.                                                         2.2
--------------------------------------------------------------------------------
10. Kroger Co.                                                              2.2
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                               June 30, 2000
--------------------------------------------------------------------------------

  SHARES                              SECURITY                         VALUE
================================================================================

COMMON STOCK -- 98.4%
Aerospace/Defense -- 3.8%
   155,000   General Dynamics Corp.                                $ 8,098,750
   161,000   United Technologies Corp.                               9,478,875
--------------------------------------------------------------------------------
                                                                    17,577,625
--------------------------------------------------------------------------------

Banking -- 1.5%
   221,250   AmSouth Bancorporation(a)                               3,484,687
   124,031   Commerce Bancshares Inc.                                3,689,922
--------------------------------------------------------------------------------
                                                                     7,174,609
--------------------------------------------------------------------------------

Broadcast/TV/Cable/Radio -- 5.1%
   230,000   Comcast Corp.(b)                                        9,315,000
   257,700   The Walt Disney Co.                                    10,001,981
   200,000   USA Networks, Inc.(b)                                   4,325,000
--------------------------------------------------------------------------------
                                                                    23,641,981
--------------------------------------------------------------------------------

Computer Software and Hardware -- 9.0%
   220,000   Apple Computer, Inc.(a)(b)                             11,522,500
   150,000   Autodesk, Inc.                                          5,203,125
   175,000   Microsoft Corp.(b)                                     14,000,000
   125,500   Sun Microsystems Inc.(b)                               11,412,656
--------------------------------------------------------------------------------
                                                                    42,138,281
--------------------------------------------------------------------------------

Cosmetics and Toiletries -- 2.1%
   168,000   Colgate-Palmolive Co.                                  10,059,000
--------------------------------------------------------------------------------

Diversified Manufacturing -- 10.5%
   203,000   Air Products and Chemicals, Inc.                        6,254,937
   198,900   Eastman Chemical Co.                                    9,497,475
   454,500   General Electric Co.                                   24,088,500
   192,000   Tyco International Ltd.                                 9,096,000
--------------------------------------------------------------------------------
                                                                    48,936,912
--------------------------------------------------------------------------------

Drugs/Healthcare -- 2.9%
   258,230   Pharmacia Corp.                                        13,347,263
--------------------------------------------------------------------------------

Electronics/Semiconductor -- 14.4%
   116,000   Advanced Micro Devices, Inc.(a)(b)                      8,961,000
   215,400   Analog Devices, Inc.(b)                                16,370,400
   200,000   Arrow Electronics, Inc.                                 6,200,000
   200,000   Integrated Device Technology, Inc.(a)(b)               11,975,000
   119,400   KLA-Tencor Corp.(b)                                     6,992,362
   136,400   LSI Logic Corp.(a)(b)                                   7,382,650
   167,000   Novellus Systems, Inc.(a)(b)                            9,445,937
--------------------------------------------------------------------------------
                                                                    67,327,349
--------------------------------------------------------------------------------

Electric/Utilities -- 3.2%
   300,000   PPL Corp.                                               6,581,250
   250,000   Pinnacle West Capital Corp.                             8,468,750
--------------------------------------------------------------------------------
                                                                    15,050,000
--------------------------------------------------------------------------------

Financial Services -- 1.1%
   173,000   Knight Trading Group, Inc.(a)(b)                        5,157,562
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                               June 30, 2000
--------------------------------------------------------------------------------

  SHARES                               SECURITY                        VALUE
================================================================================

Food -- 8.8%
   457,000    Kroger Co.                                          $ 10,082,563
   230,000    Quaker Oats Co.                                       17,278,750
   217,000    Ralston-Ralston Purina Group                           4,326,438
   213,100    Safeway Inc.(b)                                        9,616,138
--------------------------------------------------------------------------------
                                                                    41,303,889
--------------------------------------------------------------------------------

Healthcare -- 8.8%
   216,600    Bristol-Myers Squibb Co.                              12,616,950
    58,000    CIGNA Corp.                                            5,423,000
   300,000    Tenet Healthcare Corp.(b)                              8,100,000
   100,000    UnitedHealth Group Inc.                                8,575,000
   100,000    Universal Health Services, Inc., Class B Shares(a)     6,550,000
--------------------------------------------------------------------------------
                                                                    41,264,950
--------------------------------------------------------------------------------

Insurance -- 2.1%
   110,000    Providian Financial Corp.                              9,900,000
--------------------------------------------------------------------------------

Internet -- 5.1%
   185,000    America Online, Inc.(b)                                9,758,750
    75,000    CMGI Inc.(a)(b)                                        3,435,938
   250,000    CNET Networks, Inc.(a)(b)                              6,140,625
   277,660    Earthlink, Inc.(a)(b)                                  4,286,376
--------------------------------------------------------------------------------
                                                                    23,621,689
--------------------------------------------------------------------------------

Machinery -- 4.2%
   111,200    Applied Materials, Inc.(b)                            10,077,500
   155,000    Deere & Co.                                            5,735,000
    94,000    Dover Corp.                                            3,812,875
--------------------------------------------------------------------------------
                                                                    19,625,375
--------------------------------------------------------------------------------

Oil and Gas -- 1.0%
   161,000    Tosco Corp.                                            4,558,313
--------------------------------------------------------------------------------

Photo Equipment and Supplies -- 1.6%
   123,000    Eastman Kodak Co.                                      7,318,500
--------------------------------------------------------------------------------

Publishing - Newspapers -- 3.3%
   134,000    Dow Jones & Co., Inc.                                  9,815,500
   105,000    Knight-Ridder, Inc.(a)                                 5,584,688
--------------------------------------------------------------------------------
                                                                    15,400,188
--------------------------------------------------------------------------------

Retail -- 2.8%
    90,700    Wal-Mart Stores, Inc.                                  5,226,588
   213,000    Zale Corp.(b)                                          7,774,500
--------------------------------------------------------------------------------
                                                                    13,001,088
--------------------------------------------------------------------------------

Telecommunications -- 7.1%
    91,000    ADTRAN Inc.(b)                                         5,448,625
   300,000    Broadwing Inc.(a)(b)                                   7,781,250
   246,000    CommScope, Inc.(b)                                    10,086,000
   224,000    SBC Communications Inc.                                9,688,000
--------------------------------------------------------------------------------
                                                                    33,003,875
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $435,990,698)                               459,408,449
================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                     June 30, 2000
--------------------------------------------------------------------------------

  FACE
 AMOUNT                              SECURITY                         VALUE
================================================================================

REPURCHASE AGREEMENT -- 1.6%
$7,694,000   Goldman, Sachs & Co., 6.450% due 7/3/00;
              Proceeds at maturity -- $7,698,136
              (Fully collateralized by U.S.
              Treasury Bills, Notes & Bonds,
              5.250% to 12.000% due 8/15/00 to
              11/15/28; Market value -- $7,847,886)
              (Cost -- $7,694,000)                               $    7,694,000
================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $443,684,698*)                             $  467,102,449
================================================================================

(a) All or a portion of this security is on loan (See Note 6).
(b) Non-income producing security.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                  9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2000
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $443,684,698)                         $467,102,449
   Cash                                                                          308
   Collateral for securities on loan (Note 6)                             52,146,668
   Receivable for Fund shares sold                                         1,379,176
   Dividends and interest receivable                                         544,043
--------------------------------------------------------------------------------------
   Total Assets                                                          521,172,644
--------------------------------------------------------------------------------------

LIABILITIES:
   Payable for securities on loan (Note 6)                                52,146,668
   Payable for securities purchased                                        9,869,772
   Management fees payable                                                   359,937
   Accrued expenses                                                          217,881
--------------------------------------------------------------------------------------
   Total Liabilities                                                      62,594,258
--------------------------------------------------------------------------------------
Total Net Assets                                                        $458,578,386
======================================================================================

NET ASSETS:
   Par value of capital shares                                          $     24,700
   Capital paid in excess of par value                                   358,005,513
   Accumulated net investment loss                                        (1,232,520)
   Accumulated net realized gain from security transactions               78,362,942
   Net unrealized appreciation of investments                             23,417,751
--------------------------------------------------------------------------------------
Total Net Assets                                                        $458,578,386
======================================================================================

Shares Outstanding:
   Class A                                                                 6,714,991
   -----------------------------------------------------------------------------------
   Class B                                                                 5,605,274
   -----------------------------------------------------------------------------------
   Class L                                                                    36,687
   -----------------------------------------------------------------------------------
   Class Y                                                                12,342,920
   -----------------------------------------------------------------------------------

Net Asset Value:
   Class A (and redemption price)                                       $      18.60
   -----------------------------------------------------------------------------------
   Class B*                                                             $      17.94
   -----------------------------------------------------------------------------------
   Class L **                                                           $      17.97
   -----------------------------------------------------------------------------------
   Class Y (and redemption price)                                       $      18.83
   -----------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26% of net asset value per share)    $      19.58
   -----------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)    $      18.15
======================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)       For the Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                      $      296,790
   Dividends                                                          1,581,665
--------------------------------------------------------------------------------
   Total Investment Income                                            1,878,455
--------------------------------------------------------------------------------

EXPENSES:
   Management fees (Note 2)                                           2,137,451
   Distribution fees (Note 2)                                           653,145
   Shareholder and system servicing fees                                202,074
   Registration fees                                                     42,268
   Shareholder communications                                            26,062
   Audit and legal                                                       18,895
   Directors' fees                                                       15,912
   Custody                                                                8,454
   Other                                                                  6,714
--------------------------------------------------------------------------------
   Total Expenses                                                     3,110,975
--------------------------------------------------------------------------------
Net Investment Loss                                                  (1,232,520)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
   Realized Gain (Loss) From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            293,955,163
     Cost of securities sold                                        215,562,995
--------------------------------------------------------------------------------
   Net Realized Gain                                                 78,392,168
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                            101,576,432
     End of period                                                   23,417,751
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                          (78,158,681)
--------------------------------------------------------------------------------
Net Gain on Investments                                                 233,487
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                           $     (999,033)
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

                                                                      2000                1999
===================================================================================================

OPERATIONS:
   Net investment loss                                           $  (1,232,520)     $   (2,131,340)
   Net realized gain                                                78,392,168          57,223,625
   Increase (decrease) in net unrealized appreciation              (78,158,681)         20,550,178
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                  (999,033)         75,642,463
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                              (10,969,840)        (47,172,390)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders       (10,969,840)        (47,172,390)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares                                 81,458,976         118,088,916
   Net asset value of shares issued for
      reinvestment of dividends                                      5,517,847          23,531,401
   Cost of shares reacquired                                       (63,400,641)        (56,661,648)
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions              23,576,182          84,958,669
---------------------------------------------------------------------------------------------------
Increase in Net Assets                                              11,607,309         113,428,742

NET ASSETS:
   Beginning of period                                             446,971,077         333,542,335
---------------------------------------------------------------------------------------------------
   End of period*                                                $ 458,578,386      $  446,971,077
===================================================================================================
* Includes accumulated net investment loss of:                   $  (1,232,520)                 --
===================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Concert Peachtree Growth Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and nine other separate investment portfolios: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Premier Selections All Cap Growth Fund, Smith Barney Premier Selections Global Growth Fund, and Smith Barney Premier Selections Large Cap Fund. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities, other than U.S. government agencies, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) gains or losses on the sale of securities are calculated using the specific identification method; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (k) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(l) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

2. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Portfolio pays SSBC a management fee calculated at an annual rate of 1.00% of the average daily net assets up to $250 million and 0.85% of the average daily net assets in excess of $250 million. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CFTC. During the six months ended June 30, 2000, the Portfolio paid transfer agent fees of $5,541 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended June 30, 2000, SSB and its affiliates did not receive brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CSDC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2000, CFBDS and SSB received sales charges of approximately $49,000 and $1,000 for Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately $3,000 for Class B shares.

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class.

For the six months ended June 30, 2000, total Distribution Plan fees incurred by the Portfolio were:

                                   Class A            Class B            Class L
================================================================================
Distribution Plan Fees             $156,810           $492,949            $3,386
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $307,351,841
--------------------------------------------------------------------------------
Sales                                                               293,955,163
================================================================================

At June 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 64,742,940
Gross unrealized depreciation                                       (41,325,189)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 23,417,751
================================================================================


--------------------------------------------------------------------------------
14                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------


4. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At June 30, 2000, the Portfolio had no purchased call or put options.

When a Portfolio writes a covered call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When a written index option is exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended June 30, 2000, the Portfolio did not write any call or put option contracts.

6. Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations. Fees earned by the Portfolio on securities lending are recorded as interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.


--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                15

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At June 30, 2000, the Portfolio loaned common stocks having a value of approximately $50,837,098 and holds the following collateral for loaned securities:

Security Description                                                    Value
================================================================================
Time Deposits:
 Banco Bilbia VI, 7.13% due 7/3/00                                   $13,968,574
 Bank Brussels, 7.03% to 7.13% due 7/3/00                                729,401
 CAISSE, 6.94% to 7.06% due 7/3/00                                    20,902,898
 Credit Suisse, 7.13% to 7.16% due 7/3/00                              3,896,086
 San Paolo, 7.00% due 7/3/00                                           6,984,287
Floating Rate Notes:
 Bank One, 6.68% due 7/2/01                                              821,708
 First Union, 6.51% due 5/21/01                                        3,681,372
 Goldman, Sachs & Co., Inc., 5.28% due 8/23/00                           988,160
 Keybank Corp., 5.91% due 2/14/01                                        174,182
--------------------------------------------------------------------------------
Total                                                                $52,146,668
================================================================================

For the six months ended June 30, 2000, interest income earned from securities lending was $46,407.

7. Capital Shares

At June 30, 2000, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At June 30, 2000, total paid-in capital amounted to the following for each class:

                            Class A        Class B      Class L       Class Y
================================================================================
Total Paid-in Capital     $96,484,903    $84,022,383    $604,129    $176,918,798
================================================================================

--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                              Six Months Ended                                    Year Ended
                                                June 30, 2000                                 December 31, 1999
                                       -------------------------------                 -------------------------------
                                        Shares                 Amount                   Shares                 Amount
==========================================================================================================================
Class A
Shares sold                            2,779,955            $ 53,649,403               3,067,687            $ 58,001,350
Shares issued on reinvestment            159,844               2,949,117                 717,433              13,563,289
Shares reacquired                     (2,695,968)            (51,851,310)             (2,209,240)            (41,074,980)
--------------------------------------------------------------------------------------------------------------------------
Net Increase                             243,831            $  4,747,210               1,575,880             $30,489,659
==========================================================================================================================
Class B
Shares sold                              861,774            $ 16,057,381               2,044,383            $ 36,405,757
Shares issued on reinvestment            137,875               2,452,799                 514,938               9,442,662
Shares reacquired                       (527,295)             (9,856,759)               (830,572)            (14,818,964)
--------------------------------------------------------------------------------------------------------------------------
Net Increase                             472,354            $  8,653,421               1,728,749            $ 31,029,455
==========================================================================================================================
Class L
Shares sold                                5,300            $     95,683                  22,055            $    391,212
Shares issued on reinvestment                902                  16,077                   3,623                  66,773
Shares reacquired                         (4,222)                (78,829)                 (3,730)                (67,704)
--------------------------------------------------------------------------------------------------------------------------
Net Increase                               1,980            $     32,931                  21,948            $    390,281
==========================================================================================================================
Class Y
Shares sold                              610,639            $ 11,656,509               1,281,857            $ 23,290,597
Shares issued on reinvestment              5,348                  99,854                  23,914                 458,677
Shares reacquired                        (82,623)             (1,613,743)                (37,899)               (700,000)
--------------------------------------------------------------------------------------------------------------------------
Net Increase                             533,364            $ 10,142,620               1,267,872            $ 23,049,274
==========================================================================================================================

--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 17

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class A Shares                                2000(1)(2)     1999(2)        1998(2)        1997           1996           1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period         $19.10         $17.71         $13.41         $13.80         $14.31         $13.36
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                (0.06)         (0.12)         (0.07)          0.03           0.01           0.03
  Net realized and unrealized gain             0.01           3.60           4.50           0.65           1.85           1.87
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.05)          3.48           4.43           0.68           1.86           1.90
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --             --             --             --          (0.11)         (0.02)
  Net realized gains                          (0.45)         (2.09)         (0.13)         (1.07)         (2.26)         (0.93)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.45)         (2.09)         (0.13)         (1.07)         (2.37)         (0.95)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $18.60         $19.10         $17.71         $13.41         $13.80         $14.31
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                  (0.24)%++      19.88%         33.13%          5.18%         13.96%         14.61%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $124,928       $123,593        $86,712        $67,349        $72,180        $57,693
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.41%+         1.44%          1.40%          1.67%          1.78%          1.72%+
  Net investment income (loss)                (0.59)+        (0.64)         (0.48)          0.22           0.13           0.46+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          65%            94%            93%           227%           183%            51%
====================================================================================================================================

Class B Shares                                2000(1)(2)     1999(2)        1998(2)        1997           1996           1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period         $18.50         $17.35         $13.24         $13.74         $14.27         $13.36
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                         (0.13)         (0.26)         (0.19)         (0.07)         (0.09)         (0.02)
  Net realized and unrealized gain             0.02           3.50           4.43           0.64           1.84           1.86
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.11)          3.24           4.24           0.57           1.75           1.84
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --             --             --             --          (0.02)            --
  Net realized gains                          (0.45)         (2.09)         (0.13)         (1.07)         (2.26)         (0.93)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.45)         (2.09)         (0.13)         (1.07)         (2.28)         (0.93)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $17.94         $18.50         $17.35         $13.24         $13.74         $14.27
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                  (0.57)%++      18.88%         32.11%          4.40%         13.12%         14.15%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $100,542        $94,969        $59,062        $42,172        $43,148        $32,685
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     2.19%+         2.24%          2.21%          2.42%          2.53%          2.46%+
  Net investment loss                         (1.37)+        (1.44)         (1.29)         (0.53)         (0.63)         (0.27)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          65%            94%            93%           227%           183%            51%
====================================================================================================================================

(1) For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from July 3, 1995 (inception date) to December 31, 1995.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class L Shares                                2000(1)(2)     1999(2)        1998(2)(3)     1997           1996           1995(4)
====================================================================================================================================
Net Asset Value, Beginning of Period         $18.54         $17.41         $13.28         $13.78         $14.29         $14.05
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                (0.14)         (0.32)         (0.18)         (0.05)         (0.08)          0.01
  Net realized and unrealized gain             0.02           3.54           4.44           0.62           1.85           1.16
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.12)          3.22           4.26           0.57           1.77           1.17
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --             --             --             --          (0.02)            --
  Net realized gains                          (0.45)         (2.09)         (0.13)         (1.07)         (2.26)         (0.93)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.45)         (2.09)         (0.13)         (1.07)         (2.28)         (0.93)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $17.97         $18.54         $17.41         $13.28         $13.78         $14.29
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                  (0.63)%++      18.67%         32.17%          4.38%         13.24%          8.69%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $659           $644           $222           $203           $174            $88
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     2.27%+         2.56%          2.16%          2.41%          2.40%          2.29%+
  Net investment income (loss)                (1.46)+        (1.77)         (1.23)         (0.53)         (0.48)          0.13+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          65%            94%            93%           227%           183%            51%
====================================================================================================================================

Class Y Shares                                2000(1)(2)     1999(2)        1998(2)        1997(5)
====================================================================================================================================
Net Asset Value, Beginning of Period         $19.29         $17.79         $13.42         $14.86
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                (0.02)         (0.04)         (0.02)          0.01
  Net realized and unrealized gain (loss)      0.01           3.63           4.52          (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           (0.01)          3.59           4.50          (0.37)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                          (0.45)         (2.09)         (0.13)         (1.07)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.45)         (2.09)         (0.13)         (1.07)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $18.83         $19.29         $17.79         $13.42
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                  (0.03)%++      20.41%         33.62%         (2.25)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $232,449       $227,765       $187,546       $115,343
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.98%+         1.00%          1.07%          1.10%+
  Net investment income (loss)                (0.16)+        (0.20)         (0.14)          0.62+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          65%            94%            93%           227%
====================================================================================================================================

(1) For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) For the period from August 8, 1995 (inception date) to December 31, 1995.
(5) For the period from October 15, 1997 (inception date) to December 31, 1997. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
Concert Peachtree Growth Fund                                                 19

                     (This page intentionally left blank.)

Concert Peachtree
Growth Fund

Directors
Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Dennis A. Johnson
President and Chief Investment Officer
Peachtree Asset Management

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager
SSB Citi Fund Management LLC

Distributor
Salomon Smith Barney Inc.
PFS Investments Inc.

Custodian
PFPC Trust Company

Transfer Agent
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of the shareholders of Concert Peachtree Growth Fund, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

                        [LOGO OF SALOMON SMITH BARNEY]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Concert Peachtree
Growth Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD01155 8/00

[LOGO]

                                  SMITH BARNEY
                                   INVESTMENT
                                 GRADE BOND FUND

                                                        CLASSIC SERIES

                                                        SEMI-ANNUAL REPORT

                                                        JUNE 30, 2000

                              [LOGO] SMITH BARNEY
                                     MUTUAL FUNDS

                 Your Serious Money Professionally Managed (SM)

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

Smith Barney Investment
Grade Bond Fund

================================================================================

The Smith Barney Investment Grade Bond Fund ("Portfolio") seeks as high a level of current income as is consistent with prudent investment management and preservation of capital.

Smith Barney Investment Grade Bond Fund
Average Annual Total Returns
June 30, 2000
                       Without Sales Charges(1)
                      ---------------------------
                      Class A   Class B   Class L
=================================================
Six Months+              3.58%    3.32%    3.36%
-------------------------------------------------
One-Year                (0.20)   (0.24)   (0.14)
-------------------------------------------------
Five-Year                5.74     5.24     5.29
-------------------------------------------------
Ten-Year                  N/A     8.57      N/A
-------------------------------------------------
Since Inception++        7.91    10.51     6.33
=================================================

                         With Sales Charges(2)
                      ---------------------------
                      Class A   Class B   Class L
=================================================
Six Months+             (1.09)%  (1.18)%   1.36%
-------------------------------------------------
One-Year                (4.27)   (4.48)   (2.06)
-------------------------------------------------
Five-Year                4.77     5.09     5.07
-------------------------------------------------
Ten-Year                  N/A     8.57      N/A
-------------------------------------------------
Since Inception++        7.26    10.51     6.18
=================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are November 6, 1992, January 4, 1982 and February 26, 1993, respectively.

================================================================================
FUND HIGHLIGHT
================================================================================

During the period covered by this report, our strategy included slowly buying longer-dated U.S. Treasuries and extending maturities as interest rates rose during the period. Due to the U.S. Treasury's plan to buy back more than $30 billion of long-term debt, we anticipate that interest rates on the long end of the yield curve will continue to be lower than rates on the short end of the yield curve. (Of course, no guarantees can be given that our expectations will be met.)

================================================================================
NASDAQ SYMBOLS
================================================================================

          CLASS A           HGBPA
          CLASS B           HGBPB
          CLASS L           HGBPL

================================================================================
WHAT'S INSIDE
================================================================================

A Message from the Chairman ...............................................    1

Shareholder Letter ........................................................    2

Historical Performance ....................................................    4

Smith Barney Investment Grade Bond Fund
at a Glance ...............................................................    7

Schedule of Investments ...................................................    8

Statement of Assets and Liabilities .......................................   12

Statement of Operations ...................................................   13

Statements of Changes in Net Assets .......................................   14

Notes to Financial Statements .............................................   15

Financial Highlights ......................................................   19

================================================================================
A Message from the Chairman
================================================================================

[PHOTO]

Heath B.
McLendon

Chairman

Dear Shareholder:

For years, individuals and their families and businesses have looked to the investment professionals of SSB Citi Fund Management LLC for thoughtful insights and advice. For some, the solution has been a long-term investment strategy, incorporating multiple stock and bond mutual funds. Others have invested with specific portfolio managers who are recognized and respected for their insights and record.

In our opinion, the lessons of the past may be used to better understand the challenges and opportunities of the future. We believe SSB Citi Fund Management LLC represents extensive asset management expertise. We also believe that expertise is achieved through the intelligent application of knowledge and experience. Our portfolio managers have managed portfolios across markets and cycles.

Whatever your investment objective may be, we believe that following a disciplined investment plan is of paramount importance in these uncertain times. We encourage you to work closely with your financial professional to map out an investment plan that fits in with your objectives -- be it retirement, estate planning or educational needs.

When you invest with SSB Citi Fund Management LLC, you can do so with the confidence that your interests come first, your investment success is paramount and that the ultimate in resources is being committed to your financial future. Thank you for investing with us.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

July 24, 2000


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        1

================================================================================
Shareholder Letter
================================================================================

[PHOTO]

James E.
Conroy

Vice President and
Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Investment Grade Bond Fund ("Portfolio") for the period ended June 30, 2000. In this report, we summarize the period's prevailing economic and market conditions and outline our investment strategy.(1) A more detailed summary of performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update(2)

For the six months ended June 30, 2000, the Portfolio's Class A shares, without sales charges, returned 3.58%. The Portfolio's Class A shares, with sales charges, returned a negative 1.09%. In comparison, the Salomon Smith Barney Corporate Index 10+ ("SSB Index")(3) returned 1.92% for the same time period.

In addition, during the past six months, the Portfolio distributed income dividends totaling $0.35 per Class A share. For additional performance information please refer to pages four through six.

Market Update and Outlook

In our view, the issues that significantly impacted the performance of the bond market during the period were:

o     The increase in interest rates by the Federal Reserve Board ("Fed");

o     The U.S. Treasury's buyback program;

o     Reduced mutual fund inflows; and

o Investor concerns regarding credit quality, the extreme levels of market volatility and illiquidity.

The Fed raised interest rates three times for a total of 75 basis points(4) during the reporting period. In addition, the plan by the U.S. Treasury to buy back more than $30 billion of its long-term debt obligations has led to reduced supply in the market. As such, the price of longer-term bonds increased in relation to their shorter-term counterparts, as reflected by an inverted yield curve. Instead of a "normal" yield curve, with yields rising steadily along with the maturity of Treasury bonds, the highest yields were for shorter-term bonds.

During the period covered by this report, our strategy included slowly buying longer-dated U.S. Treasuries and extending maturities as interest rates rose during the period. Due to the U.S. Treasury's buyback program, we anticipate that interest rates on the long end of the yield curve will continue to be lower than rates on the short end of the yield curve. (Of course, no guarantees can be given that our expectations will be met.)

Investment Strategy

The Portfolio seeks as high a level of current income as is consistent with prudent investment management and preservation of capital by investing primarily in "investment grade" fixed-income securities. Investment grade securities are securities rated by a national ratings organization (e.g., Moody's Investors Service, Inc. or Standard & Poor's Ratings Service) within one of the top four catagories, or, if unrated, judged by the manager to be of comparable credit quality. The Portfolio may also invest in U.S. government securities and U.S. dollar-denominated fixed-income securities of foreign issuers. The Portfolio may invest in securities of any maturity.

-------------
1 The information provided represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolio.
2 Please note that the Portfolio's holdings are subject to change and any discussion of holdings is as of June 30, 2000. Please refer to pages eight through ten for a complete list and percentage breakdown of the Portfolio's holdings.
3 The SSB Index is a broad-based unmanaged index of investment grade corporate bonds with maturities of ten years or more. Please note that an investor cannot invest directly in an index.
4     A basis point is 0.01% or one one-hundredth of a percent.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

We continue to emphasize individual bond selection while diversifying the Portfolio's investments across a range of issues, industries and maturity dates. In selecting individual corporate bonds for investment, we:

o Use fundamental credit analysis to estimate the relative value and attractiveness of various companies and bond issues;

o Seek to identify undervalued corporate bond issues and avoid issues that may be subject to credit downgrades; and

o Determine sector and maturity weightings based on intermediate and long-term assessments of the economic environment and interest rate outlook.

Additionally, going forward, we will look to lengthen the Portfolio's duration and identify those securities that we deem as appropriate investments.

The chart below shows the yields from U.S. Treasuries during the period under review.

                           Yields from U.S. Treasuries

Interest Rates                        6/30/00              12/31/99
                                    -----------          -------------
2-Year U.S. Treasury Notes             6.36%                 6.24%

5-Year U.S. Treasury Notes             6.18                  6.34

10-Year U.S. Treasury Bonds            6.02                  6.43

30-Year U.S. Treasury Bonds            5.90                  6.48

Thank you for investing in the Smith Barney Investment Grade Bond Fund. We look forward to continuing to help you pursue your financial goals in the new century.

Sincerely,


/s/ James E. Conroy

James E. Conroy
Vice President and
Investment Officer

July 24, 2000


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        3

================================================================================
Historical Performance -- Class A Shares
================================================================================

                            Net Asset Value
                         ---------------------
                         Beginning      End       Income    Capital Gain     Return      Total
Period Ended             of Period   of Period   Dividends  Distributions  of Capital   Returns(1)
==================================================================================================
6/30/00                   $11.22      $11.27       $0.35       $0.00         $0.00      3.58%+
--------------------------------------------------------------------------------------------------
12/31/99                   13.12       11.22        0.73        0.00          0.01     (9.09)
--------------------------------------------------------------------------------------------------
12/31/98                   13.19       13.12        0.76        0.37          0.00      8.30
--------------------------------------------------------------------------------------------------
12/31/97                   12.27       13.19        0.80        0.28          0.00     17.10
--------------------------------------------------------------------------------------------------
12/31/96                   13.25       12.27        0.76        0.12          0.00     (0.47)
--------------------------------------------------------------------------------------------------
12/31/95                   10.67       13.25        0.89        0.16          0.00     35.29
--------------------------------------------------------------------------------------------------
12/31/94                   13.01       10.67        0.86        0.31          0.03     (8.95)
--------------------------------------------------------------------------------------------------
12/31/93                   11.89       13.01        0.89        0.14          0.00     18.45
--------------------------------------------------------------------------------------------------
Inception* -- 12/31/92     11.67       11.89        0.14        0.00          0.01      3.25+
==================================================================================================
  Total                                            $6.18       $1.38         $0.05
==================================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                            Net Asset Value
                         ---------------------
                         Beginning      End       Income    Capital Gain     Return      Total
Period Ended             of Period   of Period   Dividends  Distributions  of Capital   Returns(1)
==================================================================================================
6/30/00                   $11.21      $11.26       $0.32       $0.00         $0.00      3.32%+
--------------------------------------------------------------------------------------------------
12/31/99                   13.09       11.21        0.66        0.00          0.01     (9.44)
--------------------------------------------------------------------------------------------------
12/31/98                   13.19       13.09        0.72        0.37          0.00      7.72
--------------------------------------------------------------------------------------------------
12/31/97                   12.29       13.19        0.75        0.28          0.00     16.44
--------------------------------------------------------------------------------------------------
12/31/96                   13.25       12.29        0.68        0.12          0.00     (0.89)
--------------------------------------------------------------------------------------------------
12/31/95                   10.67       13.25        0.83        0.16          0.00     34.63
--------------------------------------------------------------------------------------------------
12/31/94                   13.01       10.67        0.80        0.31          0.03     (9.41)
--------------------------------------------------------------------------------------------------
12/31/93                   11.89       13.01        0.83        0.14          0.00     18.06
--------------------------------------------------------------------------------------------------
12/31/92                   11.80       11.89        0.83        0.00          0.03      8.36
--------------------------------------------------------------------------------------------------
12/31/91                   10.43       11.80        0.87        0.00          0.00     22.50
--------------------------------------------------------------------------------------------------
12/31/90                   11.01       10.43        0.87        0.00          0.00      2.98
==================================================================================================
  Total                                            $8.16       $1.38         $0.07
==================================================================================================


--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class L Shares
================================================================================

                            Net Asset Value
                         ---------------------
                         Beginning      End       Income    Capital Gain     Return      Total
Period Ended             of Period   of Period   Dividends  Distributions  of Capital   Returns(1)
==================================================================================================
6/30/00                   $11.19      $11.24       $0.32       $0.00         $0.00      3.36%+
--------------------------------------------------------------------------------------------------
12/31/99                   13.07       11.19        0.66        0.00          0.01     (9.44)
--------------------------------------------------------------------------------------------------
12/31/98                   13.18       13.07        0.74        0.37          0.00      7.83
--------------------------------------------------------------------------------------------------
12/31/97                   12.30       13.18        0.77        0.28          0.00     16.41
--------------------------------------------------------------------------------------------------
12/31/96                   13.26       12.30        0.69        0.12          0.00     (0.83)
--------------------------------------------------------------------------------------------------
12/31/95                   10.67       13.26        0.83        0.16          0.00     34.74
--------------------------------------------------------------------------------------------------
12/31/94                   13.01       10.67        0.80        0.31          0.03     (9.41)
--------------------------------------------------------------------------------------------------
Inception*-- 12/31/93      12.56       13.01        0.69        0.14          0.00     10.38+
==================================================================================================
  Total                                            $5.50       $1.38         $0.04
==================================================================================================

================================================================================
Historical Performance -- Class Y Shares
================================================================================

                            Net Asset Value
                         ---------------------
                         Beginning      End       Income    Capital Gain     Return      Total
Period Ended             of Period   of Period   Dividends  Distributions  of Capital   Returns(1)
==================================================================================================
6/30/00                   $11.22      $11.26       $0.37       $0.00         $0.00      3.67%+
--------------------------------------------------------------------------------------------------
12/31/99                   13.11       11.22        0.77        0.00          0.01     (8.68)
--------------------------------------------------------------------------------------------------
12/31/98                   13.19       13.11        0.82        0.37          0.00      8.66
--------------------------------------------------------------------------------------------------
12/31/97                   12.28       13.19        0.85        0.28          0.00     17.44
--------------------------------------------------------------------------------------------------
Inception*-- 12/31/96      13.03       12.28        0.72        0.12          0.00      1.01+
==================================================================================================
  Total                                            $3.53       $0.77         $0.01
==================================================================================================

It is the Portfolio's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        5

================================================================================
Average Annual Total Returns
================================================================================

                                                Without Sales Charges(1)
                              --------------------------------------------------------------
                                Class A        Class B         Class L            Class Y
============================================================================================
Six Months Ended 6/30/00+        3.58%          3.32%            3.36%             3.67%
--------------------------------------------------------------------------------------------
Year Ended 6/30/00              (0.20)         (0.24)           (0.14)             0.57
--------------------------------------------------------------------------------------------
Five Years Ended 6/30/00         5.74           5.24             5.29               N/A
--------------------------------------------------------------------------------------------
Ten Years Ended 6/30/00           N/A           8.57              N/A               N/A
--------------------------------------------------------------------------------------------
Inception* through 6/30/00       7.91          10.51             6.33              4.64
============================================================================================

                                                  With Sales Charges(2)
                              --------------------------------------------------------------
                                Class A        Class B         Class L            Class Y
============================================================================================
Six Months Ended 6/30/00+       (1.09)%        (1.18)%           1.36%             3.67%
--------------------------------------------------------------------------------------------
Year Ended 6/30/00              (4.27)         (4.48)           (2.06)             0.57
--------------------------------------------------------------------------------------------
Five Years Ended 6/30/00         4.77           5.09             5.07               N/A
--------------------------------------------------------------------------------------------
Ten Years Ended 6/30/00           N/A           8.57              N/A               N/A
--------------------------------------------------------------------------------------------
Inception* through 6/30/00       7.26          10.51             6.18              4.64
============================================================================================

================================================================================
Cumulative Total Returns
================================================================================

                                                     Without Sales Charges(1)
================================================================================
Class A (Inception* through 6/30/00)                          79.02%
--------------------------------------------------------------------------------
Class B (6/30/90 through 6/30/00)                            127.54
--------------------------------------------------------------------------------
Class L (Inception* through 6/30/00)                          56.95
--------------------------------------------------------------------------------
Class Y (Inception* through 6/30/00)                          22.05
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, L and Y shares are November 6, 1992, January 4, 1982, February 26, 1993 and February 7, 1996, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

================================================================================
Smith Barney Investment Grade Bond Fund at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class B Shares of the Smith Barney Investment Grade Bond Fund vs. the Lipper Corporate Debt A-Rated Average and the Salomon Smith Barney Corporate Index 10++

                [THE FOLLOWING WAS REPRESENTED BY A LINE GRAPH]

                             June 1990 -- June 2000

                  Smith Barney Investment     Lipper Corporate        Salomon Smith Barney Corporate
                  Grade Bond Fund             Debt A-Rated Average    Index 10+
 Jun\1990         10000                       10000                   10000
 Dec\1990         10238                       10365                   10394
 Dec\1991         12541                       12540                   12550
 Dec\1992         13590                       13711                   13795
 Dec\1993         16044                       15582                   15759
 Dec\1994         14531                       14684                   14866
 Dec\1995         19563                       18785                   19028
 Dec\1996         19388                       18878                   19407
 Dec\1997         22106                       20609                   22020
 Dec\1998         24204                       22589                   24025
 Dec\1999         22022                       21994                   22635
 Jun\2000         22754                       22656                   23070

+ Hypothetical illustration of $10,000 invested in Class B shares on June 30, 1990, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2000. The Salomon Smith Barney Corporate Index 10+ is a broad-based unmanaged index of investment grade corporate bonds with maturities of ten years or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Corporate Debt A-Rated Average is composed of the Portfolio's peer group of 179 mutual funds as of June 30, 2000. The performance of the Portfolio's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
-----------------------------------------

                 [THE FOLLOWING WAS REPRESENTED BY A BAR CHART]

8.3%      Aerospace & Defense

5.2%      Automotive

5.2%      Banking

4.6%      Beverages

5.6%      Electronics/Computers

7.5%      Finance

7.1%      Insurance

7.9%      Multimedia

9.4%      Oil & Gas

8.0%      Telecommunications

31.2%     Other

*     As a percentage of total corporate bonds and notes.

   Summary of Investments by Combined Ratings
--------------------------------------------------
                  Standard     Percentage of Total
   Moody's        & Poor's   Corporate Bonds & Notes
--------------  -----------  -----------------------
     Aaa            AAA               3.7%
     Aa             AA               21.7
      A              A               38.0
     Baa            BBB              36.6
                                 --------
                                    100.0%
                                 ========


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        7

================================================================================
Schedule of Investments (unaudited)                                June 30, 2000
================================================================================

     FACE
    AMOUNT        RATING(a)                        SECURITY                                      VALUE
========================================================================================================
CORPORATE BONDS & NOTES -- 71.5%
Aerospace & Defense -- 6.0%
$   10,000,000      AA-        The Boeing Co., Debentures, 6.875% due 10/15/43                $8,775,000
     7,500,000      BBB-       Loral Corp., Debentures, 7.000% due 9/15/23                     6,384,375
     5,000,000      Baa2*      Raytheon Co., Debentures, 7.200% due 8/15/27                    4,375,000
    10,000,000      A+         United Technologies Corp., Debentures, 7.500% due 9/15/29       9,937,500
--------------------------------------------------------------------------------------------------------
                                                                                              29,471,875
--------------------------------------------------------------------------------------------------------
Agricultural Equipment -- 1.0%
     5,000,000      A+         Deere & Co., Debentures, 8.100% due 5/15/30                     5,025,000
--------------------------------------------------------------------------------------------------------
Airlines -- 2.2%
      7,500,000     Baa2*      AMR Corp., Debentures, 9.000% due 9/15/16                       7,200,000
      5,000,000     BBB-       Delta Air Lines, Inc., Notes, 8.300% due 12/15/29               4,393,750
--------------------------------------------------------------------------------------------------------
                                                                                              11,593,750
--------------------------------------------------------------------------------------------------------
Automotive -- 3.6%
     10,000,000     A+         DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27            9,612,500
     10,000,000     A          General Motors Corp., Debentures, 5.850% due 1/14/09            8,762,500
--------------------------------------------------------------------------------------------------------
                                                                                              18,375,000
--------------------------------------------------------------------------------------------------------
Banking -- 3.6%
     10,000,000     AA-        Abbey National PLC, Sub. Debentures, 7.950% due 10/26/29        9,901,760
     10,000,000     Aa3*       NationsBank Corp., Debentures, 6.800% due 3/15/28               8,525,000
--------------------------------------------------------------------------------------------------------
                                                                                              18,426,760
--------------------------------------------------------------------------------------------------------
Beverages -- 3.3%
      8,500,000     A+         Anheuser-Busch Cos., Inc., Debentures, 6.750% due 12/15/27      7,628,750
     10,000,000     A          Coca-Cola Enterprises Inc., Debentures, 6.750% due 9/15/28      8,625,000
--------------------------------------------------------------------------------------------------------
                                                                                              16,253,750
--------------------------------------------------------------------------------------------------------
Broadcasting -- 1.0%
      5,000,000     BBB-       Liberty Media Group, Inc., Debentures, 8.500% due 7/15/29       4,734,370
--------------------------------------------------------------------------------------------------------
Chemicals -- 1.0%
      5,000,000     A          Dow Chemical Co., Debentures, 7.375% due 11/1/29                4,875,770
--------------------------------------------------------------------------------------------------------
Consumer Sundries -- 0.9%
      5,000,000     AA         Procter & Gamble Co., Debentures, 6.450% due 1/15/26            4,468,750
--------------------------------------------------------------------------------------------------------
Department Stores -- 0.5%
      3,000,000     BBB        J.C. Penney & Co., Debentures, 7.400% due 4/1/37                2,715,000
--------------------------------------------------------------------------------------------------------
Drugs -- 1.0%
      5,000,000     AA         Eli Lilly & Co., Notes, 7.125% due 6/1/25                       4,868,750
--------------------------------------------------------------------------------------------------------
Electronics/Computers -- 4.0%
     10,000,000     A+         International Business Machines Corp., Debentures,
                                 8.375% due 11/1/19                                           11,008,570
     10,000,000     A+         Motorola, Inc., Debentures, 6.500% due 11/15/28                 8,787,500
--------------------------------------------------------------------------------------------------------
                                                                                              19,796,070
--------------------------------------------------------------------------------------------------------
Finance -- 5.4%
     10,000,000     A+         Ford Motor Credit Co., Sr. Notes, 5.800% due 1/12/09            8,712,500
      5,000,000     A+         Goldman Sachs Group, Inc., Notes, 7.350% due 10/1/09            4,800,000
      5,000,000     A          Lehman Brothers Holdings Inc., Sr. Notes, 7.200% due 8/15/09    4,656,250
     10,000,000     AA-        Merrill Lynch & Co., Debentures, 6.750% due 6/1/28              8,375,000
--------------------------------------------------------------------------------------------------------
                                                                                              26,543,750
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2000
================================================================================

     FACE
    AMOUNT        RATING(a)                        SECURITY                                      VALUE
========================================================================================================
Food Chains -- 0.9%
$     5,000,000     AA         McDonald's Corp., Debentures, 6.375% due 1/8/28                $4,369,050
--------------------------------------------------------------------------------------------------------
Foods -- 2.3%
      5,000,000     A+         Archer-Daniels-Midland Co., Debentures, 8.125% due 6/1/12       5,162,500
      6,000,000     A-         Ralston-Ralston Purina Group, Debentures, 8.125% due 2/1/23     6,002,496
--------------------------------------------------------------------------------------------------------
                                                                                              11,164,996
--------------------------------------------------------------------------------------------------------
Forestry Products -- 1.0%
      5,000,000     A          Weyerhaeuser Co., Debentures, 7.250% due 7/1/13                 4,756,250
--------------------------------------------------------------------------------------------------------
Insurance -- 5.1%
     10,000,000     AA-        American General Corp., Debentures, 7.500% due 7/15/25          9,394,510
      7,000,000     BBB+       Fairfax Financial Holdings, Ltd., Notes, 8.250% due 10/1/15     5,757,500
      5,000,000     AA+        John Hancock Global Funding, Notes, 7.900% due 7/2/10           5,037,500
      5,000,000     A-         The MONY Group Inc., Sr. Notes, 8.350% due 3/15/10              4,918,750
--------------------------------------------------------------------------------------------------------
                                                                                              25,108,260
--------------------------------------------------------------------------------------------------------
Manufacturing -- 1.8%
      5,000,000     AA-        Illinois Tool Works Inc., Notes, 5.750% due 3/1/09              4,550,000
      5,000,000     A-         Tyco International Group SA, Company Guaranteed,
                                 6.875% due 1/15/29                                            4,287,500
--------------------------------------------------------------------------------------------------------
                                                                                               8,837,500
--------------------------------------------------------------------------------------------------------
Medical Specialties -- 0.7%
      4,275,000     AAA        Johnson & Johnson, Debentures, 6.950% due 9/1/29                4,093,313
--------------------------------------------------------------------------------------------------------
Multimedia -- 5.7%
      5,000,000     BBB-       News America Holdings Inc., Company Guaranteed,
                                 8.150% due 10/17/36                                           4,599,445
      5,000,000     BBB-       Paramount Communications, Inc., Sr. Debentures,
                                 7.500% due 7/15/23                                            4,437,500
      5,000,000     BBB-       The Seagram Co., Ltd., Debentures, 6.875% due 9/1/23            4,239,515
     10,000,000     BBB        Time Warner Inc., Debentures, 7.570% due 2/1/24                 9,478,640
      5,000,000     BBB+       Westinghouse Electric Co., Debentures, 8.625% due 8/1/12        5,318,750
--------------------------------------------------------------------------------------------------------
                                                                                              28,073,850
--------------------------------------------------------------------------------------------------------
Oil & Gas -- 6.7%
     10,000,000     BBB-       El Paso Energy Corp., Sr. Notes, 6.750% due 5/15/09             9,337,500
      2,400,000     A          Norsk Hydro A/S, Debentures, 9.000% due 4/15/12                 2,610,000
     10,000,000     BBB        Occidental Petroleum Corp., Sr. Notes, 7.650% due 2/15/06       9,950,000
      4,000,000     BBB        Phillips Petroleum Co., Debentures, 6.650% due 7/15/18          3,485,000
      8,200,000     BBB-       Union Pacific Resources Group Inc., Debentures,
                                 7.500% due 10/15/26                                           7,728,500
--------------------------------------------------------------------------------------------------------
                                                                                              33,111,000
--------------------------------------------------------------------------------------------------------
Packaging -- 0.8%
      5,000,000     BBB        Crown Cork & Seal Co., Inc., Debentures, 7.375% due 12/15/26    3,781,250
--------------------------------------------------------------------------------------------------------
Pollution Control -- 1.9%
     10,000,000     BBB        WMX Technologies Inc., Notes, 6.375% due 12/1/03                9,212,500
--------------------------------------------------------------------------------------------------------
Sovereign Debt -- 1.9%
      9,000,000     A          Province of Saskatchewan, Debentures, 8.000% due 2/1/13         9,180,000
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                        9

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2000
================================================================================

     FACE
    AMOUNT        RATING(a)                        SECURITY                                      VALUE
========================================================================================================
Super National Entity -- 0.6%
$    21,860,000     AAA        International Bank for Reconstruction & Development,
                                 zero coupon bond to yield 7.845% due 7/15/29                 $2,787,150
--------------------------------------------------------------------------------------------------------
Telecommunications -- 5.8%
     10,000,000     AA-        AT&T Corp., Notes, 6.500% due 3/15/29                           8,400,000
      7,140,000     AAA        BellSouth Telecommunications, Inc., Debentures,
                                 7.000% due 10/1/25                                            6,426,000
     10,000,000     BBB+       Sprint Capital Corp., Debentures, 6.875% due 11/15/28           8,675,000
      5,000,000     A-         Vodafone AirTouch PLC, 7.750% due 2/15/10 (b)                   4,962,500
--------------------------------------------------------------------------------------------------------
                                                                                              28,463,500
--------------------------------------------------------------------------------------------------------
Transportation -- 2.8%
     10,000,000     BBB        CSX Corp., Notes, 6.250% due 10/15/08                           8,851,310
      5,000,000     BBB+       Norfolk Southern Corp., Bonds, 7.700% due 5/15/17               4,797,190
--------------------------------------------------------------------------------------------------------
                                                                                              13,648,500
--------------------------------------------------------------------------------------------------------
                               TOTAL CORPORATE BONDS & NOTES
                               (Cost-- $373,783,339)                                         353,735,714
========================================================================================================
MORTGAGE-BACKED SECURITIES (c) -- 15.6%
     20,000,000                FHLMC Gold 30 Year, 8.000% due 6/1/30                          20,125,000
      1,778,324                FNMA 30 Year, 6.500% due 1/1/29                                 1,677,173
     27,863,527                GNMA 30 Year, 6.500% due 3/15/29                               26,461,435
     29,453,014                GNMA 30 Year, 7.000% due 7/15/29                               28,661,317
--------------------------------------------------------------------------------------------------------
                               TOTAL MORTGAGE-BACKED SECURITIES
                               (Cost-- $78,552,302)                                           76,924,925
========================================================================================================
U.S. GOVERNMENT OBLIGATIONS -- 12.3%
     30,000,000                U.S. Treasury Notes, 4.750% due 11/15/08 (d)                   27,252,900
     30,000,000                U.S. Treasury Bonds, 7.250% due 8/15/22 (d)                    33,665,400
--------------------------------------------------------------------------------------------------------
                               TOTAL U.S. GOVERNMENT OBLIGATIONS
                               (Cost-- $59,835,375)                                           60,918,300
========================================================================================================
REPURCHASE AGREEMENT -- 0.6%
      3,004,000                Goldman, Sachs & Co., 6.450% due 7/3/00; Proceeds
                                 at maturity-- $3,005,614; (Fully collateralized by
                                 U.S. Treasury Notes & Bonds, 5.250% to 12.000%
                                 due 8/15/00 to 11/15/28; Market value-- $3,064,000)
                                 (Cost-- $3,004,000)                                           3,004,000
========================================================================================================
                               TOTAL INVESTMENTS-- 100%
                               (Cost-- $515,175,016**)                                      $494,582,939
========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Date shown represents the last in range of maturity dates of mortgage certificates owned.
(d)   All or a portion of this security is on loan (See Note 5).
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 11 for definitions of ratings.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       11

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2000
================================================================================

ASSETS:
     Investments, at value (Cost-- $515,175,016)                         $ 494,582,939
     Cash                                                                          591
     Collateral for securities on loan (Note 5)                             59,207,500
     Interest receivable                                                     8,939,787
     Receivable for securities sold                                          4,930,050
     Receivable for Fund shares sold                                           474,308
---------------------------------------------------------------------------------------
     Total Assets                                                          568,135,175
---------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities on loan (Note 5)                                59,207,500
     Dividends payable                                                       2,515,959
     Payable for securities purchased                                        2,033,307
     Investment advisory fees payable                                          190,674
     Administration fees payable                                                82,399
     Distribution fees payable                                                  66,981
     Payable for Fund shares purchased                                           4,108
     Accrued expenses                                                          101,151
---------------------------------------------------------------------------------------
     Total Liabilities                                                      64,202,079
---------------------------------------------------------------------------------------
Total Net Assets                                                         $ 503,933,096
=======================================================================================
NET ASSETS:
     Par value of capital shares                                         $      44,737
     Capital paid in excess of par value                                   543,426,274
     Undistributed net investment income                                       612,682
     Accumulated net realized loss from security transactions              (19,558,520)
     Net unrealized depreciation of investments                            (20,592,077)
---------------------------------------------------------------------------------------
Total Net Assets                                                         $ 503,933,096
=======================================================================================
Shares Outstanding:
     Class A                                                                18,008,923
     ----------------------------------------------------------------------------------
     Class B                                                                14,071,179
     ----------------------------------------------------------------------------------
     Class L                                                                 1,562,452
     ----------------------------------------------------------------------------------
     Class Y                                                                11,094,288
     ----------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $       11.27
     ----------------------------------------------------------------------------------
     Class B *                                                           $       11.26
     ----------------------------------------------------------------------------------
     Class L **                                                          $       11.24
     ----------------------------------------------------------------------------------
     Class Y (and redemption price)                                      $       11.26
     ----------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)   $       11.80
     ----------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $       11.35
=======================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)       For the Six Months Ended June 30, 2000
================================================================================

INVESTMENT INCOME:
     Interest                                                                      $  18,994,919
-------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 2)                                                 1,146,182
     Distribution fees (Note 2)                                                          959,659
     Administration fees (Note 2)                                                        508,927
     Shareholder and system servicing fees                                               150,698
     Shareholder communications                                                           39,093
     Registration fees                                                                    37,186
     Custody                                                                              15,431
     Audit and legal                                                                      12,610
     Directors' fees                                                                       9,160
     Other                                                                                 8,753
-------------------------------------------------------------------------------------------------
     Total Expenses                                                                    2,887,699
-------------------------------------------------------------------------------------------------
Net Investment Income                                                                 16,107,220
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
     Realized Loss From Security Transactions (excluding short-term securities):
       Proceeds from sales                                                           231,211,266
       Cost of securities sold                                                       235,064,411
-------------------------------------------------------------------------------------------------
     Net Realized Loss                                                                (3,853,145)
-------------------------------------------------------------------------------------------------
     Change in Net Unrealized Depreciation of Investments:
       Beginning of period                                                           (26,205,492)
       End of period                                                                 (20,592,077)
-------------------------------------------------------------------------------------------------
     Decrease in Net Unrealized Depreciation                                           5,613,415
-------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                1,760,270
-------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                             $  17,867,490
=================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       13

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

                                                                             2000             1999
======================================================================================================
OPERATIONS:
     Net investment income                                             $  16,107,220    $  33,721,252
     Net realized loss                                                    (3,853,145)     (14,376,287)
     (Increase) decrease in net unrealized depreciation                    5,613,415      (76,014,224)
------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                    17,867,490      (56,669,259)
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                               (15,491,164)     (33,728,682)
     Capital                                                                      --         (696,364)
------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders           (15,491,164)     (34,425,046)
------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
     Net proceeds from sale of shares                                     49,882,739      135,979,643
     Net asset value of shares issued for reinvestment of dividends        6,867,282       19,663,427
     Cost of shares reacquired                                           (85,704,944)    (160,893,261)
------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Fund Share Transactions                 (28,954,923)      (5,250,191)
------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                   (26,578,597)     (96,344,496)
NET ASSETS:
     Beginning of period                                                 530,511,693      626,856,189
------------------------------------------------------------------------------------------------------
     End of period*                                                    $ 503,933,096    $ 530,511,693
======================================================================================================
* Includes undistributed (overdistributed) net investment income of:   $     612,682    $      (3,374)
======================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney Investment Grade Bond Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and nine other separate investment portfolios: Smith Barney Government Securities Fund, Concert Peachtree Growth Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Premier Selections Large Cap Fund, Smith Barney Premier Selections All Cap Fund and Smith Barney Premier Selections Global Growth Fund. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (i) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup") acts as investment adviser to the Portfolio. The Portfolio pays SSBC an advisory fee calculated at an annual rate of 0.45% of the average daily net assets up to $500 million and 0.42% of the average daily net assets thereafter. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       15

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended June 30, 2000, the Portfolio paid transfer agent fees of $139,638 to CFTC.

SSBC also acts as the Portfolio's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets thereafter. This fee is calculated daily and paid monthly.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Portfolio's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Portfolio's agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2000, SSB and CFBDS received sales charges of approximately $72,000 and $14,000 on sales of the Portfolio's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                            Class A       Class B      Class L
================================================================================
CDSCs                                       $1,000       $184,000      $2,000
================================================================================

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended June 30, 2000, total Distribution Plan fees incurred were:

                                            Class A       Class B      Class L
================================================================================
Distribution Plan Fees                    $256,563       $641,122     $61,974
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $250,324,541
--------------------------------------------------------------------------------
Sales                                                              231,211,266
================================================================================

At June 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $  3,131,632
Gross unrealized depreciation                                      (23,723,709)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(20,592,077)
================================================================================

4. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

5. Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations. Fees earned by the Portfolio on securities lending are recorded in interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2000, the Portfolio loaned stocks having a value of approximately $58,990,936 and holds the following collateral for loaned securities:

Security Descriptions                                                    Value
================================================================================
Time Deposits:
   Banco Bilboa Vizcaya S.A., 7.13% due 7/3/00                       $17,905,961
   Bank Brussels Lambert, 7.13% due 7/3/00                               898,114
   Caisse des Depots et Consignations, 6.94% due 7/3/00               17,905,962
   Caisse des Depots et Consignations, 7.06% due 7/3/00                8,888,932
   CS First Boston Corp., 7.16% due 7/3/00                             4,655,550
   San Paolo IMI, S.p.A., 7.00% due 7/3/00                             8,952,981
--------------------------------------------------------------------------------
Total                                                                $59,207,500
================================================================================

Income earned by the Portfolio from securities loaned for the six months ended June 30, 2000 was $32,138.

6. Capital Loss Carryforward

At December 31, 1999, the Portfolio had, for Federal income tax purposes, approximately $9,868,000 of unused capital loss carryforwards available to offset future capital gains expiring in 2007. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed.

7. Capital Shares

At June 30, 2000, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At June 30, 2000, total paid-in capital amounted to the following for each class:

                           Class A        Class B        Class L        Class Y
================================================================================
Total Paid-in Capital  $207,489,376   $179,194,467   $ 20,128,596   $136,658,572
================================================================================


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       17

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of each class were as follows:

                                        Six Months Ended                    Year Ended
                                          June 30, 2000                 December 31, 1999
                                --------------------------------  -------------------------------
                                     Shares        Amount            Shares         Amount
=================================================================================================
Class A
Shares sold                        2,206,505    $ 24,764,888       4,469,082    $(54,940,121
Shares issued on reinvestment        355,725       3,992,284         907,823      10,897,536
Shares reacquired                 (3,371,379)    (37,892,039)     (5,841,277)    (70,496,063)
-------------------------------------------------------------------------------------------------
Net Decrease                        (809,149)   $ (9,134,867)       (464,372)   $ (4,658,406)
=================================================================================================
Class B
Shares sold                          681,896    $  7,644,615       3,572,268    $(43,389,631
Shares issued on reinvestment        232,380       2,604,876         668,801       8,033,041
Shares reacquired                 (3,958,415)    (44,400,455)     (6,952,287)    (83,705,096)
-------------------------------------------------------------------------------------------------
Net Decrease                      (3,044,139)   $(34,150,964)     (2,711,218)   $(32,282,424)
=================================================================================================
Class L
Shares sold                          155,825    $  1,735,110         748,179    $ (9,136,262
Shares issued on reinvestment         24,144         270,122          61,261         732,850
Shares reacquired                   (300,551)     (3,359,855)       (555,456)     (6,692,102)
-------------------------------------------------------------------------------------------------
Net Increase (Decrease)             (120,582)   $ (1,354,623)        253,984    $ (3,177,010
=================================================================================================
Class Y
Shares sold                        1,410,772    $ 15,738,126       2,387,970    $ 28,513,629
Shares issued on reinvestment             --              --              --              --
Shares reacquired                     (4,675)        (52,595)             --              --
-------------------------------------------------------------------------------------------------
Net Increase                       1,406,097    $ 15,685,531       2,387,970    $ 28,513,629
=================================================================================================


--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class A Shares                           2000(1)(2)      1999(2)      1998(2)      1997         1996         1995(2)
=====================================================================================================================
Net Asset Value,
  Beginning of Period                  $   11.22       $   13.12    $   13.19    $   12.27    $   13.25     $  10.67
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                     0.36            0.72         0.77         0.80         0.80         0.83
  Net realized and unrealized
    gain (loss)                             0.04           (1.88)        0.29         1.20        (0.90)        2.80
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                           0.40           (1.16)        1.06         2.00        (0.10)        3.63
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (0.35)          (0.73)       (0.76)       (0.80)       (0.76)       (0.89)
  Net realized gains                          --              --        (0.37)       (0.28)       (0.12)       (0.16)
  Capital                                     --           (0.01)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.35)          (0.74)       (1.13)       (1.08)       (0.88)       (1.05)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $   11.27       $   11.22    $   13.12    $   13.19    $   12.27     $  13.25
---------------------------------------------------------------------------------------------------------------------
Total Return                                3.58%++        (9.09)%       8.30%       17.10%       (0.47)%      35.29%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)   $     203       $     211    $     253    $     222    $     206     $    226
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  1.03%+          1.03%        1.04%        1.02%        1.04%        1.11%
  Net investment income                     6.40+           5.94         5.73         6.43         6.63         7.02
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       47%            147%          32%          39%          48%          49%
=====================================================================================================================

Class B Shares                           2000(1)(2)      1999(2)      1998(2)      1997         1996         1995(2)
=====================================================================================================================
Net Asset Value,
  Beginning of Period                  $   11.21       $   13.09    $   13.19    $   12.29    $   13.25     $  10.67
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                     0.33            0.66         0.70         0.75         0.74         0.77
  Net realized and unrealized
    gain (loss)                             0.04           (1.87)        0.29         1.18        (0.90)        2.80
---------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                           0.37           (1.21)        0.99         1.93        (0.16)        3.57
---------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (0.32)          (0.66)       (0.72)       (0.75)       (0.68)       (0.83)
  Net realized gains                          --              --        (0.37)       (0.28)       (0.12)       (0.16)
  Capital                                     --           (0.01)          --           --           --           --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.32)          (0.67)       (1.09)       (1.03)       (0.80)       (0.99)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $   11.26       $   11.21    $   13.09    $   13.19    $   12.29     $  13.25
---------------------------------------------------------------------------------------------------------------------
Total Return                                3.32%++        (9.44)%       7.72%       16.44%       (0.89)%      34.63%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)   $     158       $     192    $     260    $     249    $     258     $    289
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  1.52%+          1.52%        1.53%        1.51%        1.54%        1.61%
  Net investment income                     5.90+           5.44         5.23         5.95         6.13         6.51
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       47%            147%          32%          39%          48%          49%
=====================================================================================================================


(1)   For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Investment Grade Bond Fund                                       19

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class L Shares                             2000(1)(2)       1999(2)        1998(2)(3)           1997           1996        1995(2)
===================================================================================================================================
Net Asset Value,
  Beginning of Period                   $   11.19       $    13.07        $    13.18        $   12.30      $   13.26    $   10.67
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                      0.33             0.67              0.70             0.72           0.75         0.78
  Net realized and
    unrealized gain (loss)                   0.04            (1.88)             0.30             1.21          (0.90)        2.80
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                            0.37            (1.21)             1.00             1.93          (0.15)        3.58
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.32)           (0.66)            (0.74)           (0.77)         (0.69)       (0.83)
  Net realized gains                           --               --             (0.37)           (0.28)         (0.12)       (0.16)
  Capital                                      --            (0.01)               --               --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.32)           (0.67)            (1.11)           (1.05)         (0.81)       (0.99)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $   11.24       $    11.19        $    13.07        $   13.18      $   12.30    $   13.26
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                 3.36%++         (9.44)%            7.83%           16.41%         (0.83)%      34.74%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $  17,558       $   18,830        $   18,671        $  10,182      $   6,724    $   3,769
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.46%+           1.46%             1.54%            1.49%          1.42%        1.56%
  Net investment income                      5.97+            5.52              5.22             5.93           6.28         6.55
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        47%             147%               32%              39%            48%          49%
===================================================================================================================================

Class Y Shares                             2000(1)(2)       1999(2)          1998(2)            1997           1996(4)
===================================================================================================================================
Net Asset Value,
  Beginning of Period                   $   11.22       $    13.11        $    13.19        $   12.28      $   13.03
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                      0.38             0.76              0.82             0.83           0.75
  Net realized and
    unrealized gain (loss)                   0.03            (1.87)             0.29             1.21          (0.66)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                            0.41            (1.11)             1.11             2.04           0.09
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.37)           (0.77)            (0.82)           (0.85)         (0.72)
  Net realized gains                           --               --             (0.37)           (0.28)         (0.12)
  Capital                                      --            (0.01)               --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.37)           (0.78)            (1.19)           (1.13)         (0.84)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $   11.26       $    11.22        $    13.11        $   13.19      $   12.28
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                 3.67%++         (8.68)%            8.66%           17.44%          1.01%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $ 124,965       $  108,657        $   95,708        $  69,328      $  18,174
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.68%+           0.68%             0.70%            0.69%          0.72%+
  Net investment income                      6.75+            6.31              6.07             6.63           7.34+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        47%             147%               32%              39%            48%
===================================================================================================================================

(1)   For the six months ended June 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   For the period from February 7, 1996 (inception date) to December 31,
      1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

Smith Barney
Investment Grade
Bond Fund

Directors

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus


Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

James E. Conroy
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSB Citi Fund Management LLC

Distributor

Salomon Smith Barney Inc.
PFS Distributors, Inc.

Custodian

PFPC Trust Company

Transfer Agent

Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of shareholders of Smith Barney Investment Grade Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Portfolio. If used as sales material after September 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

         SALOMONSMITHBARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Investment Grade Bond Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutual funds

FD0317 8/00